As filed with the Securities and Exchange Commission on January 26, 2009

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 128 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 130 ☒

The RBB Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-1112

Copies to:

EDWARD J. ROACH	MICHAEL P. MALLOY, ESQUIRE
PFPC Inc.	Drinker Biddle & Reath LLP
103 Bellevue Parkway	One Logan Square
Wilmington, DE 19809	18th and Cherry Streets
(Name and address of Agent for Service)	Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: ……….Shares of Common Stock.

Subject to Completion

Preliminary Prospectus

Institutional Class

Robeco Investment Funds

of The RBB Fund, Inc.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

__________, 2009
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SAM Sustainable Global Active Fund

SAM Sustainable Themes Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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TABLE OF CONTENTS

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION

This Prospectus is intended to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund (the “Funds”), two of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

Sustainable Asset Management USA, Inc. (“SAM” or the “Adviser”) provides investment advisory services to the Funds.

This Prospectus has been organized so that each Fund has its own short section with important facts about the investment objectives, strategies, risks and expenses of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to both of the Funds offered by this Prospectus.

SAM SUSTAINABLE GLOBAL ACTIVE FUND

IMPORTANT DEFINITIONS:

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues it objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy (“Sustainable Issuers”). The Fund will notify shareholders in writing at least 60 days prior to any change in this 80% policy.

Sustainable Issuers include companies in SAM’s universe of sustainable investments. SAM determines its universe of sustainable investments by analyzing economic, environmental and social criteria. Economic criteria include, without limitation, the issuer’s codes of conduct, compliance policies, instances of corruption or bribery, corporate governance policies, risk and crisis management policies and certain industry specific criteria. Environmental criteria include, without limitation, the issuer’s eco-efficiency, environmental reporting, and certain industry specific criteria. Finally, social criteria include, without limitation, the issuer’s corporate citizenship, philanthropy, labor practices, human capital development practices, social reporting, ability to attract and retain talent, and certain industry specific criteria. SAM believes that these characteristics of Sustainable Issuers make them better equipped to identify and respond to the opportunities and risks presented by global trends. The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (generally at least 40%—unless market conditions are not deemed favorable by SAM, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. Under normal market conditions, the Fund expects that its investment in emerging markets will not exceed 30%. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

In selecting portfolio securities for the Fund, SAM first defines the eligible universe through its sustainability research. SAM starts with macro research, continues by screening companies for sustainability and eliminates companies that are too small or illiquid. Second, valuations of companies are conducted using SAM’s unique discounted cash flow model, which is based on financial criteria as well as sustainability aspects pertaining to the environment, social criteria and profitability. Sustainability means striving to achieve economic success, while at the same time considering ecological and social objectives. In assessing sustainability, areas such as corporate strategy, corporate governance, transparency as well as product and service range of a company will be taken into consideration. Finally, SAM applies its bottom-up portfolio construction process, which utilizes the valuations of the companies, and is based on the discrepancy between security price and sustainable fair value and on the portfolio risk characteristics of the company’s securities.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Sustainable Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity and equity-related securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, investments in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of U.S. government agencies, authorities and sponsored enterprises are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies, authorities or sponsored enterprises if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.00%
Other expenses (2)	0.62%

Total annual Fund operating expenses	1.42%
Fee waiver/expense reimbursements (3)	(0.22)%

Net expenses	1.20%

*Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

(2) Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3) SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.20% of the first $50 million of Fund’s average daily net assets, 1.10% if the Fund’s average daily net assets are between $50 million and $100 million, and 1.00% if the Fund’s average daily net assets exceed $100 million through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$122	$428

SAM SUSTAINABLE THEMES FUND

IMPORTANT DEFINITIONS:

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues it objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies from sectors that benefit from current environmental, social and economic trends. SAM believes that environmental, social and economic trends such as the limited supply of fossil fuels, demand for unrestricted mobility of people, goods and information, competition for limited raw materials, escalating demand for water and current global demographic changes, present unique growth opportunities for companies in a wide range of industries. The Fund will notify shareholders in writing at least 60 days prior to any change in this 80% policy.

Based on multi-level theme and trend analyses, the Fund will primarily invest in four sustainability sectors, or investment themes, including: energy, water, healthy living and resource efficiency. Issuers in the energy investment theme include, without limitation, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies. Issuers in the water investment theme include, without limitation, companies involved in water distribution and water management, water treatment and water purification, water monitoring and chemical analysis, water recycling, sanitary installations and metering, irrigation, and bottled water. Issuers in the healthy living investment theme include, without limitation, companies that grow, process or sell natural and organic foods and personal care products, and companies that manufacture or sell fitness equipment. Issuers in the resource efficiency investment theme include, without limitation companies who manufacture or sell products and services that maximize the efficient use of resources. The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. Under normal market conditions, the Fund expects that its investment in emerging markets will not exceed 30%.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by companies that do not meet the sustainability criteria described above. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity and equity-related securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, industries related to energy, water, healthy living and resource efficiency, events or factors, including new regulations, affecting companies in such industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•

Issuers in industries related to energy, water, healthy living and resource efficiency may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Companies in the energy sector may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. The energy sector is cyclical and highly dependent on commodities prices, and market values of companies in the energy sector are affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which can increase the cost of business and limit these companies’ earnings, and a significant portion of their revenue may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters.

•

Companies in the pollution control sector may be particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the pollution control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the pollution control sector. Companies in the clean water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the clean water sector.

•

Companies in the healthy living sector may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the healthy living sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector. Some companies in the healthy living sector may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the healthy living sector may not result in viable commercial products, and some companies in the healthy living sector bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some companies in the healthy living sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in companies in the healthy living sector may be more volatile than that of companies in other sectors and industries.

•

Companies in the resource efficiency sector may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the resource efficiency sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector. Some companies in the resource efficiency sector may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the resource efficiency sector may not result in viable commercial products, and some companies in the resource efficiency sector bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some companies in the resource efficiency sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries.

As a result of these and other factors, the value of investments in companies in the resource efficiency sector may be more volatile than that of companies in other sectors and industries.

•

The Fund’s sustainability and theme investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, investments in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of U.S. government agencies, authorities and sponsored enterprises are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies, authorities or sponsored enterprises if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.00%
Other expenses (2)	0.62%

Total annual Fund operating expenses	1.62%
Fee waiver/expense reimbursements (3)	(0.12)%

Net expenses	1.50%

*Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

(2) Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class.

(3) SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.50% of the first $50 million of Fund’s average daily net assets, 1.40% if the Fund’s average daily net assets are between $50 million and $100 million, and 1.25% if the Fund’s average daily net assets exceed $100 million through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$153	$499

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that the Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

Additional Information About the Funds’ Principal Investments and Risks

Equity and Equity-Related Securities. Each Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Funds’ portfolios will vary over time.

Foreign Securities. Each Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Fund may also invest in securities denominated in foreign currencies. Investments in securities of foreign entities involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and governmental actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Each Fund will normally invest a significant portion of its assets in the equity securities and equity-related instruments issued by non-U.S. companies and, under normal market conditions, up to 30% of each Fund’s assets may be invested in issuers located in countries with emerging securities markets. A Fund will invest in securities denominated in the currencies of a variety of emerging and frontier market countries. Each Fund may also invest in securities, instruments and derivatives denominated in multinational currencies such as the Euro. A Fund will value its securities and other assets in U.S. dollars. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. The Adviser currently intends to hedge foreign currency exposure in a Fund’s portfolio. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

Each Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Exchange-Traded Funds (ETFs). Each Fund may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Funds will bear their pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. Each Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. The Funds may seek to increase their income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings are publicly available on Robeco Investment Management Inc.’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 60 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUND

Investment Adviser

The Adviser provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors, the Adviser manages the Funds’ portfolio and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Fund’s investment objectives and policies.

Sustainable Asset Management USA, Inc.

SAM, located at 909 Third Avenue, 32nd Floor, New York, NY 10022 and Josefstrasse 218, CH-8005 Zurich, Switzerland, provides investment advisory services to the Funds. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Group. SAM provides investment management and investment advisory services to other institutional and proprietary accounts.

Pursuant to an investment advisory agreement with the Company, SAM is entitled to an advisory fee at the annual rate of 0.80% of the Sustainable Global Active Fund and 1.00% of the Sustainable Themes Fund’s average daily net assets, computed daily and payable monthly. A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement with respect to the SAM Funds will be available in the Funds’ semi-annual report for the period ending February 28, 2009.

SAM has contractually agreed to waive a portion of its advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the SAM Global Active Fund to 1.20% of the first $50 million of Fund’s average daily net assets, 1.10% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.00% if the Fund’s average daily net assets exceeds $100 million and has agreed to limit total annual operating expenses of the SAM Themes Fund to 1.50% of the first $50 million of Fund’s average daily net assets, 1.40% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.25% if the Fund’s average daily net assets exceeds $100 million through December 31, 2011. The Adviser may discontinue these arrangements at any time after December 31, 2011.

Portfolio Managers

The investment results for different strategies of the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Adviser. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for the strategy. This manager will be supported, not only by a secondary manager, but by the Adviser’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

SAM Sustainable Global Active Fund

Diego d’Argenio, CFA, serves as senior portfolio manger for the SAM Sustainable Global Active Fund. He has been employed by SAM and SAM AG since 2005. Prior to that, he worked for three years at ARCA Asset Management in Milan as equity portfolio manager and member of its investment committee in charge of tactical asset allocation development. He started his career in Kuwait Petroleum as Financial analyst. Diego d’Argenio successfully pursued studies in Economics with major in Finance at Rome University. In addition to that he holds a Master in finance and Investment Banking and he is since 2005 a Chartered financial Analyst (CFA).

SAM Sustainable Themes Fund

Rainer Baumann, CFA serves as senior portfolio manager for the SAM Sustainable Themes Fund. He has been dually employed by SAM and SAM AG, since 2002. Prior to that, Mr. Baumann was a portfolio manager for UBS AG where he was responsible for the management of private mandates and was a member of the investment committee in Europe. He started his career as an assistant in the bank audit department at PricewaterhouseCoopers LLP and has a total of 9 years experience. Mr. Baumann is a chartered financial analyst and holds a master’s degree in business administration from the University of Zurich.

Marketing Arrangements

The Adviser, or its affiliates, may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Funds shares or the retention and/or servicing of Funds investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors; gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Prior Performance of Similarly Advised Accounts

The Funds’ respective portfolio managers are employees of both SAM and SAM’s affiliate, SAM AG. The tables below present past performance information for the SAM Sustainable Global Active Composite (the “Global Active Composite”) and the SAM Sustainable Themes Composite (the “Themes Composite”). The Global Active Composite consists of all separate accounts and/or commingled accounts managed by the Sustainable Global Active Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Global Active Fund. The Themes Composite consists of all separate accounts and/or commingled accounts managed by the Sustainable Themes Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Themes Fund. All of the accounts comprising the Global Active Composite have substantially similar investment objectives, policies and strategies as the Sustainable Global Active Fund. All of the accounts comprising the Themes Composite have substantially similar investment objectives, policies and strategies as the Sustainable Themes Fund.

The information is provided to illustrate the past performance of the Funds’ respective portfolio managers in managing substantially similar accounts and does not represent the performance of the Sustainable Global Active Fund or the Sustainable Themes Fund. Investors should not consider this performance information as a substitute for the performance of the Sustainable Global Active Fund or the Sustainable Themes Fund, nor should investors consider this information as an indication of the future performance of the Sustainable Global Active Fund or the Sustainable Themes Fund or of SAM or of SAM AG. The overall expenses of the accounts in the Global Active Composite are generally lower than those that would be experienced by the holders of Institutional Class shares of the Sustainable Global Active Fund and, therefore, the performance of the Institutional Class shares of the Sustainable Global Active Fund would generally be lower. The overall expenses of the accounts in the Themes Composite are generally equal to those that would be experienced by the holders of Institutional Class shares of the Sustainable Themes Fund and, therefore, the performance of the Institutional Class shares of the Sustainable Themes Fund would generally be equivalent. However, the Sustainable Global Active Fund’s and the Sustainable Themes Fund’s results in the future also may be different because the accounts in the Global Active Composite and Themes Composite, respectively, are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the accounts in the Global Active Composite and the Themes Composite. In addition, the securities held by the Sustainable Global Active Fund and the Sustainable Themes Fund will not be identical to the securities held by the accounts in the Global

Active Composite and Themes Composite, respectively. The performance of each Composite is also compared to the performance of a broad-based securities benchmark index appropriate to both the Sustainable Global Active Fund and the Sustainable Themes Fund. The index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Sustainable Global Active Fund and the Sustainable Themes Fund. Investors cannot invest directly in the index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

SAM SUSTAINABLE GLOBAL ACTIVE COMPOSITE

(Returns as of November 30, 2008)

Period	SAM Sustainable Global Active Composite Gross	SAM Sustainable Global Active Composite Net	MSCI World Index

3 Months

(September 1, 2008 – November 30, 2008)	-36.24%	-36.32%	-33.22%

Year-to-Date

(January 1, 2008 – November 30, 2008)	-45.50%	-44.61%	-42.56%

1 Year	-46.32%	-45.76%	-43.30%

3 Years	-7.97%	-7.93%	-8.40%

Since Inception

(September 1, 2004 – November 30, 2008)	-0.92%%	-1.05%%	-1.47%

SAM SUSTAINABLE THEMES COMPOSITE (Returns as of November 30, 2008)

Period	SAM Sustainable Themes Composite Gross	SAM Sustainable Themes Composite Net	MSCI World Index

3 Months

(September 1, 2008 – November 30, 2008)	-50.06%	-50.18%	-33.22%

Year-to-Date

(January 1, 2008 – November 30, 2008)	-57.06%	-57.41%	-42.56%

1 Year	-56.42%	-56.85%	-43.30%

Since Inception

(January 1, 2006 – November 30, 2008)	-14.95%	-15.99%	-9.31%

I	SAM AG is a Swiss-based asset manager.

2	The Global Active Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there are 5 accounts in the Global Active Composite, a Luxembourg UCIT (mutual fund). The creation date of the Global Active Composite was September 1, 2004.

3	The Themes Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there is 1 account in the Themes Composite. The creation date of the Themes Composite was January 1, 2006.

4	Composite performance was calculated using Global Investment Performance Standards (GIPS™), although the Adviser is not a GIPS-compliant firm. This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.

5	Account returns are market value weighted and calculated on a total return, time-weighted basis using trade date valuations. Returns reflect the reinvestment of dividends and other earnings and are net of commissions and transaction costs. Performance is expressed in U.S. Dollars. Performance is calculated in EUR and exchanged to U.S. Dollars using exchange rates as of the last day of the month.

6	Composite performance is presented gross and net of management fees and other expenses and includes the reinvestment of all income. The management fee schedule is as follows:

Assets from	up to:	Fee per annum

$0	$25 million	1.00%
$25 million	$50 million	0.90%
greater than	$50 million	0.80%

7	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The performance shown for the Index is net of foreign withholding taxes.

Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to Institutional Class Shares
NAV	=	–	Value of Liabilities Attributable to Institutional Class Shares

Number of Outstanding Institutional Class Shares

The Funds’ NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. Each Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Funds’ NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Funds’ portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the

Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Funds generally charge a redemption fee of 1% on shares redeemed within 60 days of purchase. In addition, the Funds generally limits the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that they use to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time (see “Exchange Privilege” below). If, in its judgment, an Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with a Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that an Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”).

Institutional Class Shares of the Funds are available for purchase by the following categories of investors:

•	Retirement and other benefit plans;
•	Endowment funds and foundations;
•	Any state, county or city, or its instrumentality, department, authority or agency;
•	Accounts registered to insurance companies, trust companies and bank trust departments;
•	Investment companies both affiliated and not affiliated with Robeco Investment Management, Inc. and Sustainable Asset Management USA, Inc.;
•	Investors who participate in fee-based, wrap and other investment platform programs;
•	Any entity that is considered a corporation for tax purposes; and
•	Directors of the Company and employees of Robeco Investment Management, Inc. and Sustainable Asset Management USA, Inc.

Investors who meet the above investor eligibility criteria are eligible to purchase Institutional Class shares. Existing shareholders who opened their Institutional Class share accounts in the Funds prior to November 7, 2008 will be eligible to maintain such accounts and to make additional purchases in such accounts.

An exchange between the Institutional Class shares and the Investor Class shares of any Fund is generally not permitted, except that Institutional Class shares will be exchanged for Investor Class shares automatically should an investor in the Institutional Class shares who opened an account after November 7, 2008 no longer meets the investor eligibility requirements set forth above. The involuntary exchange will take place at net asset value, without the imposition of a sales load, exchange fee or other charge.

Under Internal Revenue Code section 1036, an exchange of shares of one class for shares of another class constitutes a nontaxable exchange for federal income tax purposes, and your basis and holding period for your existing shares will carry over to your new shares. The Funds intend to report the exchange as an entirely nontaxable transaction. It is possible, however, for you to recognize dividend income as a result of the exchange due to differences in the expense ratios between the two classes, but the amount of any such income would not exceed the value of any additional shares that you receive in the transaction.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, PNC Global Investment Servicing. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at each Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. The Funds cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of a Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of the Funds at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in each Fund is $100,000 and the minimum additional investment is $5000. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of a Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:
[name of Fund]	[name of Fund]
c/o PNC Global Investment Servicing	c/o PNC Global Investment Servicing
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund should be designated on the application and should appear on the check.

Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of the Funds may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer

Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer

Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal fund wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5000) by purchasing Shares of a Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, respectively) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company acts as custodian. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261- 4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, SAM will monitor the Funds’ total assets and may decide to close a Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, SAM may also choose to reopen a closed Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a. Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company;

b. Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund;

c. Employees of the Adviser and their spouses, parents and children; and

d. Directors of the Company.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Funds calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Funds’ transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of each Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of a Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Fund redeems Shares held for less than 60 days, a transaction fee of 1% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, c/o PNC Global Investment Servicing, P.O. Box 9816, Providence, RI 02940; for

overnight delivery, requests should be addressed to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a. Name of the Fund;

b. Account number;

c. Your share certificates, if any, properly endorsed or with proper powers of attorney;

d. A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e. Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal

Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Funds and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fee on Certain Redemptions

The Funds require the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Funds, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in the Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents a Fund’s estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, a Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Fund. Each Fund reserves the right, at their discretion, to waive, modify or terminate the additional transaction fee.

The Funds will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in the Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to each Fund will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of a Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that each Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after PNC Global Investment Servicing’s receipt of a request for an exchange. An exchange of Fund Shares held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00%. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Institutional Class Shares of a Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by a Fund, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in a Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, each Fund has established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

Each Fund will declare and pay dividends from net investment income annually. Ordinary income for the Funds in certain circumstances may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends- received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. If more than 50% of the assets of a Fund consist of foreign securities, that Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net capital gains of each Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010.

More information about taxes is contained in the SAI.

Multi-Class Structure

The Funds also offer Investor Class Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about the Funds’ investments, describe the Funds’ performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. When available, the annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated [                        ], 2009 has been filed with the SEC. The SAI, which includes additional information about the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund, may be obtained free of charge, along with the annual and semi–annual reports, when available, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco Investment Management at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427 P.O. Box Address:

Robeco Investment Funds, c/o PNC Global Investment Servicing, P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Subject to Completion

Preliminary Prospectus

Investor Class

Robeco Investment Funds

of The RBB Fund, Inc.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

__________, 2009
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SAM Sustainable Global Active Fund

SAM Sustainable Themes Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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TABLE OF CONTENTS

A look at the investment objectives, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION

This Prospectus is intended to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund (the “Funds”), two of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

Sustainable Asset Management USA, Inc. (“SAM” or the “Adviser”) provides investment advisory services to the Funds.

This Prospectus has been organized so that each Fund has its own short section with important facts about the investment objectives, strategies, risks and expenses of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to both of the Funds offered by this Prospectus.

SAM SUSTAINABLE GLOBAL ACTIVE FUND

IMPORTANT DEFINITIONS:

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues it objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy (“Sustainable Issuers”). The Fund will notify shareholders in writing at least 60 days prior to any change in this 80% policy.

Sustainable Issuers include companies in SAM’s universe of sustainable investments. SAM determines its universe of sustainable investments by analyzing economic, environmental and social criteria. Economic criteria include, without limitation, the issuer’s codes of conduct, compliance policies, instances of corruption or bribery, corporate governance policies, risk and crisis management policies and certain industry specific criteria. Environmental criteria include, without limitation, the issuer’s eco-efficiency, environmental reporting, and certain industry specific criteria. Finally, social criteria include, without limitation, the issuer’s corporate citizenship, philanthropy, labor practices, human capital development practices, social reporting, ability to attract and retain talent, and certain industry specific criteria. SAM believes that these characteristics of Sustainable Issuers make them better equipped to identify and respond to the opportunities and risks presented by global trends. The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (generally at least 40%—unless market conditions are not deemed favorable by SAM, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. Under normal market conditions, the Fund expects that its investment in emerging markets will not exceed 30%. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

In selecting portfolio securities for the Fund, SAM first defines the eligible universe through its sustainability research. SAM starts with macro research, continues by screening companies for sustainability and eliminates companies that are too small or illiquid. Second, valuations of companies are conducted using SAM’s unique discounted cash flow model, which is based on financial criteria as well as sustainability aspects pertaining to the environment, social criteria and profitability. Sustainability means striving to achieve economic success, while at the same time considering ecological and social objectives. In assessing sustainability, areas such as corporate strategy, corporate governance, transparency as well as product and service range of a company will be taken into consideration. Finally, SAM applies its bottom-up portfolio construction process, which utilizes the valuations of the companies, and is based on the discrepancy between security price and sustainable fair value and on the portfolio risk characteristics of the company’s securities.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”) The Fund may invest up to 20% of its assets in equity and equity-related securities issued by non-Sustainable Issuers. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity and equity-related securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

The Fund’s sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, investments in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of U.S. government agencies, authorities and sponsored enterprises are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies, authorities or sponsored enterprises if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other expenses (2)	0.62%

Total annual Fund operating expenses	1.67%
Fee waiver/expense reimbursements (3)	(0.22)%

Net expenses	1.45%

*Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

(2) Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(3) SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.45% of the first $50 million of Fund’s average daily net assets, 1.35% if the Fund’s average daily net assets are between $50 million and $100 million, and 1.25% if the Fund’s average daily net assets exceed $100 million through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$148	$505

SAM SUSTAINABLE THEMES FUND

IMPORTANT DEFINITIONS:

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Objective

The Fund seeks long-term growth of capital primarily through investment in equity and equity-related securities.

Principal Investment Strategies

The Fund pursues it objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a carefully selected non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies from sectors that benefit from current environmental, social and economic trends. SAM believes that environmental, social and economic trends such as the limited supply of fossil fuels, demand for unrestricted mobility of people, goods and information, competition for limited raw materials, escalating demand for water and current global demographic changes, present unique growth opportunities for companies in a wide range of industries. The Fund will notify shareholders in writing at least 60 days prior to any change in this 80% policy.

Based on multi-level theme and trend analyses, the Fund will primarily invest in four sustainability sectors, or investment themes, including: energy, water, healthy living and resource efficiency. Issuers in the energy investment theme include, without limitation, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies. Issuers in the water investment theme include, without limitation, companies involved in water distribution and water management, water treatment and water purification, water monitoring and chemical analysis, water recycling, sanitary installations and metering, irrigation, and bottled water. Issuers in the healthy living investment theme include, without limitation, companies that grow, process or sell natural and organic foods and personal care products, and companies that manufacture or sell fitness equipment . Issuers in the resource efficiency investment theme include, without limitation companies who manufacture or sell products and services that maximize the efficient use of resources. The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. The Fund generally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. Under normal market conditions, the Fund expects that its investment in emerging markets will not exceed 30%.

In selecting portfolio securities for the Fund, SAM uses a bottom-up investment process that incorporates a combination of quantitative and fundamental models. The initial step in the process focuses on assessing the impact of long-term macro trends on theme-related companies across all geographic regions and investment clusters. Securities are then selected based on price/value discrepancies, with “expensive” stocks being underweight and attractive stocks being overweight. Additional factors considered include general market conditions, market capitalization exposure, market liquidity, industry sector and geographic allocations, and risk factors, such as size and momentum, as well as total portfolio risk.

SAM integrates “sustainability” into its investment process. The investable universe resulting from the initial stage in the investment process includes companies with the highest expected returns taking into account the impact of sustainability factors. Sustainability as used in this Prospectus means seeking economic success while considering ecological and social objectives. Factors such as corporate strategy, innovation, corporate governance and considerations of the interests of shareholders, employees and other stakeholders are assessed and integrated into company valuations. In determining sustainability, SAM assesses the extent to which companies effectively manage ecological and social objectives in the course of doing business. Effective management of these objectives should result in lower weighted average cost of capital and a higher return on invested capital.

The Fund may invest in companies of any market capitalization and currently expects that a significant amount of the Fund’s assets will be invested in micro-, small- and mid-capitalization companies. Micro- and small-capitalization companies generally will have market capitalizations under $2 billion. Mid-capitalization companies generally will have market capitalizations between $2 billion and $10 billion. Large capitalization companies generally will have capitalizations of over $10 billion. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest up to 20% of its assets in equity and equity-related securities issued by companies that do not meet the sustainability criteria described above. The Fund may (but is not required to) invest in derivatives, including foreign currency exchange contracts and participatory notes, in lieu of investing directly in a security, currency or instrument, or for hedging purposes.

While SAM intends to fully invest the Fund’s assets at all times in accordance with the above described policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure in response to adverse market, economic, political or other conditions, in cash and eligible U.S. dollar-denominated money market instruments, such as commercial paper, government obligations and bank obligations issued by U.S. and foreign issuers. When the Fund’s assets are invested in cash or money market instruments, the Fund may not achieve its investment objective. SAM will determine when adverse market, economic, political or other conditions warrant temporary defensive measures.

Principal Risks

•

At least 80% of the Fund’s net assets will be invested under normal market conditions in a non-diversified portfolio of equity and equity-related securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•

International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

•

Because the Fund focuses its investments in companies that directly or indirectly have exposure to, or otherwise derive benefits from trends in, industries related to energy, water, healthy living and resource efficiency, events or factors, including new regulations, affecting companies in such industries will have a greater effect on, and may more adversely affect, the Fund than they would with respect to a fund that is more diversified among a number of unrelated sectors and industries. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments (and consequently the value of an investment in the Fund) may tend to rise and fall more rapidly.

•

Issuers in industries related to energy, water, healthy living and resource efficiency may fall out of favor with investors, causing the Fund to lose money or underperform the stock market or funds concentrated in other sectors or industries.

•

Companies in the energy sector may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. The energy sector is cyclical and highly dependent on commodities prices, and market values of companies in the energy sector are affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which can increase the cost of business and limit these companies’ earnings, and a significant portion of their revenue may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters.

•

Companies in the pollution control sector may be particularly susceptible to changes in regulatory controls on, and international treaties with respect to, the production or containment of pollutants. Changes in market practices and regulatory conditions surrounding recycling and other waste management techniques may significantly affect the demand for products and services of companies in the pollution control sector. Scientific developments, such as breakthroughs in the remediation of global warming or changing sentiments about the deleterious effects of pollution, may also affect practices with respect to pollution control, which could in turn impact companies in the pollution control sector. Companies in the clean water sector are susceptible to changes in investment in water purification technology globally, and a slackening in the pace of new infrastructure projects in developing or developed countries may constrain such companies’ abilities to grow in global markets. Other reductions in demand for clean water, such as significant decreases in world population or increased availability of potable water in arid regions, may reduce demand for products and services provided by companies in the clean water sector.

•

Companies in the healthy living sector may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the healthy living sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector. Some companies in the healthy living sector may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the healthy living sector may not result in viable commercial products, and some companies in the healthy living sector bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some companies in the healthy living sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries. As a result of these and other factors, the value of investments in companies in the healthy living sector may be more volatile than that of companies in other sectors and industries.

•

Companies in the resource efficiency sector may be particularly susceptible to such factors as environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other government regulations, and increased costs associated with compliance with environmental or other regulations. There are substantial differences between the environmental and other regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. Other economic and market developments that may significantly affect companies in the resource efficiency sector include, without limitation, inflation, rising interest rates, fluctuations in commodity prices, raw material costs and other operating costs, and competition from new entrants into the sector. Some companies in the resource efficiency sector may be influenced by technological changes. In particular, technological advances can render an existing product, which may account for a substantial portion of a company’s revenue, obsolete. Product development efforts by companies in the resource efficiency sector may not result in viable commercial products, and some companies in the resource efficiency sector bear higher research and development costs, which can limit their ability to maintain operations during periods of organizational growth or instability. Some companies in the resource efficiency sector are in the early stages of operation and may have limited operating histories and smaller market capitalizations on average than companies in other sectors and industries.

As a result of these and other factors, the value of investments in companies in the resource efficiency sector may be more volatile than that of companies in other sectors and industries.

•

The Fund’s sustainability and theme investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

•

Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

•

Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•

Securities of companies with mid-cap capitalizations tend to be riskier than securities of companies with large-capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

•

Securities of companies with small capitalizations tend to be riskier than securities of companies with mid-cap and large capitalizations. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

•

The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Therefore, investments in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

•

The Fund’s investments in derivative instruments such as options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

•

Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•

The Fund is subject to the risk of poor management stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices do not work to achieve their desired result.

•

The stock markets in which the Fund invests may experience periods of volatility and instability, and may go down. A variety of factors can negatively impact of the value of common stocks. These factors include a number of economic factors such as interest rates as well as non-economic factors such as political events.

•

The issuer or guarantor of a money market instrument owned by the Fund may default on its payment obligations, become insolvent or have its credit rating downgraded. Obligations of U.S. government agencies, authorities and sponsored enterprises are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies, authorities or sponsored enterprises if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	The value of money market instruments tends to fall when interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Risk/Return Information

The bar chart and performance table have been omitted because the Fund has not been in operation for a full calendar year. The Fund intends to evaluate its performance as compared to that of a broad-based index, the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee (1)	1.00%

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses (2)	0.62%

Total annual Fund operating expenses	1.87%
Fee waiver/expense reimbursements (3)	(0.12)%

Net expenses	1.75%

*Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than 60 days (other than shares held by defined contribution plans). Similarly, the Fund charges a transaction fee of 1.00% for any exchange of Fund shares held for less than 60 days (other than shares held by defined contribution plans and shares purchased through the reinvestment of dividends or capital gains distributions.) Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

(2) Other expenses for the Fund are based on estimated amounts for the current fiscal year. Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class.

(3) SAM has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Fund’s Total annual Fund operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) exceeds 1.75% of the first $50 million of Fund’s average daily net assets, 1.65% if the Fund’s average daily net assets are between $50 million and $100 million, and 1.50% if the Fund’s average daily net assets exceed $100 million through December 31, 2011. SAM may not recoup any of its waived investment advisory fees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$178	$576

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the Funds’ investments and certain portfolio management techniques that the Funds may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

Additional Information About the Funds’ Principal Investments and Risks

Equity and Equity-Related Securities. Each Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations. The number of issuers in the Funds’ portfolios will vary over time.

Foreign Securities. Each Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars (including equity securities of foreign issuers trading in U.S. markets) through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). In addition, the Fund may also invest in securities denominated in foreign currencies. Investments in securities of foreign entities involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and governmental actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Each Fund will normally invest a significant portion of its assets in the equity securities and equity-related instruments issued by non-U.S. companies and, under normal market conditions, up to 30% of each Fund’s assets may be invested in issuers located in countries with emerging securities markets. A Fund will invest in securities denominated in the currencies of a variety of emerging and frontier market countries. Each Fund may also invest in securities, instruments and derivatives denominated in multinational currencies such as the Euro. A Fund will value its securities and other assets in U.S. dollars. Unless hedged, currency fluctuations may have a material impact on the performance of a portfolio of non-U.S. dollar-denominated securities and such a portfolio may experience a decline or increase in value, in U.S. dollar terms, due to fluctuations in currency exchange rates. The Adviser currently intends to hedge foreign currency exposure in a Fund’s portfolio. Further, the Funds may also from time to time enter into speculative currency positions independent of other positions in the Funds’ portfolios.

Each Fund may also invest in participatory notes. Participatory notes (commonly known as “P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Exchange-Traded Funds (ETFs). Each Fund may invest up to 5% of its assets in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Funds will bear their pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. Each Fund may engage in active and frequent trading, resulting in high portfolio turnover.

This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability.

Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. The Funds may seek to increase their income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the Funds may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking temporary defensive positions (up to 100% of its assets) in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings are publicly available on Robeco Investment Management Inc.’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 60 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUND

Investment Adviser

The Adviser provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts.

Subject to the general supervision of the Company’s Board of Directors, the Adviser manages the Funds’ portfolio and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Fund’s investment objectives and policies.

Sustainable Asset Management USA, Inc.

SAM, located at 909 Third Avenue, 32nd Floor, New York, NY 10022 and Josefstrasse 218, CH-8005 Zurich, Switzerland, provides investment advisory services to the Funds. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Group. SAM provides investment management and investment advisory services to other institutional and proprietary accounts.

Pursuant to an investment advisory agreement with the Company, SAM is entitled to an advisory fee at the annual rate of 0.80% of the Sustainable Global Active Fund and 1.00% of the Sustainable Themes Fund’s average daily net assets, computed daily and payable monthly. A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement with respect to the SAM Funds will be available in the Funds’ semi-annual report for the period ending February 28, 2009.

SAM has contractually agreed to waive a portion of its advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the SAM Global Active Fund to 1.20% of the first $50 million of Fund’s average daily net assets, 1.10% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.00% if the Fund’s average daily net assets exceeds $100 million and has agreed to limit total annual operating expenses of the SAM Themes Fund to 1.50% of the first $50 million of Fund’s average daily net assets, 1.40% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.25% if the Fund’s average daily net assets exceeds $100 million through December 31, 2011. The Adviser may discontinue these arrangements at any time after December 31, 2011.

Portfolio Managers

The investment results for different strategies of the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Adviser. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for the strategy. This manager will be supported, not only by a secondary manager, but by the Adviser’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

SAM Sustainable Global Active Fund

Diego d’Argenio, CFA, serves as senior portfolio manger for the SAM Sustainable Global Active Fund. He has been employed by SAM and SAM AG since 2005. Prior to that, he worked for three years at ARCA Asset Management in Milan as equity portfolio manager and member of its investment committee in charge of tactical asset allocation development. He started his career in Kuwait Petroleum as Financial analyst. Diego d’Argenio successfully pursued studies in Economics with major in Finance at Rome University. In addition to that he holds a Master in finance and Investment Banking and he is since 2005 a Chartered financial Analyst (CFA).

SAM Sustainable Themes Fund

Rainer Baumann, CFA serves as senior portfolio manager for the SAM Sustainable Themes Fund. He has been dually employed by SAM and SAM AG, since 2002. Prior to that, Mr. Baumann was a portfolio manager for UBS AG where he was responsible for the management of private mandates and was a member of the investment committee in Europe. He started his career as an assistant in the bank audit department at PricewaterhouseCoopers LLP and has a total of 9 years experience. Mr. Baumann is a chartered financial analyst and holds a master’s degree in business administration from the University of Zurich.

Marketing Arrangements

The Adviser, or its affiliates, may pay additional compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Funds shares or the retention and/or servicing of Funds investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 distribution and service plan of the Funds, any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors; gross sales, current assets and/or number of accounts of the Funds attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Prior Performance of Similarly Advised Accounts

The Funds’ respective portfolio managers are employees of both SAM and SAM’s affiliate, SAM AG. The tables below present past performance information for the SAM Sustainable Global Active Composite (the “Global Active Composite”) and the SAM Sustainable Themes Composite (the “Themes Composite”). The Global Active Composite consists of all separate accounts and/or commingled accounts managed by the Sustainable Global Active Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Global Active Fund. The Themes Composite consists of all separate accounts and/or commingled accounts managed by the Sustainable Themes Fund’s portfolio managers on behalf of SAM AG in a substantially similar manner as the Sustainable Themes Fund. All of the accounts comprising the Global Active Composite have substantially similar investment objectives, policies and strategies as the Sustainable Global Active Fund. All of the accounts comprising the Themes Composite have substantially similar investment objectives, policies and strategies as the Sustainable Themes Fund.

The information is provided to illustrate the past performance of the Funds’ respective portfolio managers in managing substantially similar accounts and does not represent the performance of the Sustainable Global Active Fund or the Sustainable Themes Fund. Investors should not consider this performance information as a substitute for the performance of the Sustainable Global Active Fund or the Sustainable Themes Fund, nor should investors consider this information as an indication of the future performance of the Sustainable Global Active Fund or the Sustainable Themes Fund or of SAM or of SAM AG. The overall expenses of the accounts in the Global Active Composite and the Themes Composite are generally lower than those that would be experienced by the holders of Investor Class shares of the Sustainable Global Active Fund and the Sustainable Themes Fund, respectively, and, therefore, the performance of the Investor Class shares of the Sustainable Global Active Fund and Sustainable Themes Fund would generally be lower. However, the Sustainable Global Active Fund’s and the Sustainable Themes Fund’s results in the future also may be different because the accounts in the Global Active Composite and Themes Composite, respectively, are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the accounts in the Global Active Composite and the Themes Composite. In addition, the securities held by the Sustainable Global Active Fund and the Sustainable Themes Fund will not be identical to the securities held by the accounts in the Global

Active Composite and Themes Composite, respectively. The performance of each Composite is also compared to the performance of a broad-based securities benchmark index appropriate to both the Sustainable Global Active Fund and the Sustainable Themes Fund. The index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Sustainable Global Active Fund and the Sustainable Themes Fund. Investors cannot invest directly in the index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

SAM SUSTAINABLE GLOBAL ACTIVE COMPOSITE

(Returns as of November 30, 2008)

Period	SAM Sustainable Global Active Composite Gross	SAM Sustainable Global Active Composite Net	MSCI World Index

3 Months

(September 1, 2008 – November 30, 2008)	-36.24%	-36.32%	-33.22%

Year-to-Date

(January 1, 2008 – November 30, 2008)	-45.50%	-44.61%	-42.56%

1 Year	-46.32%	-45.76%	-43.30%

3 Years	-7.97%	-7.93%	-8.40%

Since Inception

(September 1, 2004- November 30, 2008)	-0.92%%	-1.05%%	-1.47%

SAM SUSTAINABLE THEMES COMPOSITE

(Returns as of November 30, 2008)

Period	SAM Sustainable Themes Composite Gross	SAM Sustainable Themes Composite Net	MSCI World Index

3 Months

(September 1, 2008 – November 30, 2008)	-50.06%	-50.18%	-33.22%

Year-to-Date

(January 1, 2008 – November 30, 2008)	-57.06%	-57.41%	-42.56%

1 Year	-56.42%	-56.85%	-43.30%

Since Inception

(January 1, 2006 – November 30, 2008)	-14.95%	-15.99%	-9.31%

1	SAM AG is a Swiss-based asset manager.

2	The Global Active Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there are 5 accounts in the Global Active Composite, a Luxembourg UCIT (mutual fund). The creation date of the Global Active Composite was September 1, 2004.

3	The Themes Composite is comprised of all separately managed, fully discretionary, fee-paying accounts under management with a similar investment mandate and an account market value greater than $10 million. Currently, there is 1 account in the Themes Composite. The creation date of the Themes Composite was January 1, 2006.

4	Composite performance was calculated using Global Investment Performance Standards (GIPS™), although the Adviser is not a GIPS-compliant firm. This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.

5	Account returns are market value weighted and calculated on a total return, time-weighted basis using trade date valuations. Returns reflect the reinvestment of dividends and other earnings and are net of commissions and transaction costs. Performance is expressed in U.S. Dollars. Performance is calculated in EUR and exchanged to U.S. Dollars using exchange rates as of the last day of the month.

6	Composite performance is presented gross and net of management fees and other expenses and includes the reinvestment of all income. The management fee schedule is as follows:

Assets from	up to:	Fee per annum

$0	$25 million	1.00%
$25 million	$50 million	0.90%
greater than	$50 million	0.80%

7	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The performance shown for the Index is net of foreign withholding taxes.

Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Investor Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to Investor Class Shares
NAV	=	–	Value of Liabilities Attributable to Investor Class Shares

Number of Outstanding Investor Class Shares

The Funds’ NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. Each Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. Each Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Funds’ NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Funds’ portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Funds generally charge a redemption fee of 1% on shares redeemed within 60 days of purchase. In addition, the Funds generally limits the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that they use to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time (see “Exchange Privilege” below). If, in its judgment, an Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with a Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that an Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”). The Board of Directors has approved a Distribution Agreement and adopted a separate Plan of Distribution for the shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company’s Board of Directors and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds’ 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

The Plan obligates the Funds, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by a Fund in good order, PNC Global Investment Servicing. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at each Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. The Funds cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of a Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of the Funds at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in each Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of a Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:
[name of Fund]	[name of Fund]
c/o PNC Global Investment Servicing	c/o PNC Global Investment Servicing
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of the Funds may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal fund wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $100) by purchasing Shares of a Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, respectively) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days from the date of purchase.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company acts as custodian. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261- 4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, SAM will monitor the Funds’ total assets and may decide to close a Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, SAM may also choose to reopen a closed Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a. Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company;

b. Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund;

c. Employees of the Adviser and their spouses, parents and children; and

d. Directors of the Company.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Funds calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Funds’ transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of each Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of a Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Fund redeems Shares held for less than 60 days, a transaction fee of 1% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, c/o PNC Global Investment Servicing, P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to SAM Sustainable Global Active Fund or SAM Sustainable Themes Fund, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a. Name of the Fund;

b. Account number;

c. Your share certificates, if any, properly endorsed or with proper powers of attorney;

d. A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e. Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $50,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption. Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Funds and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fee on Certain Redemptions

The Funds require the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Funds, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in the Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents a Fund’s estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, a Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Fund. Each Fund reserves the right, at their discretion, to waive, modify or terminate the additional transaction fee.

The Funds will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in the Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to each Fund will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of a Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that each Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after PNC Global Investment Servicing’s receipt of a request for an exchange. An exchange of Fund Shares held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00%. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Investor Class Shares of a Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by a Fund, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in a Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, each Fund has established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

Each Fund will declare and pay dividends from net investment income annually. Ordinary income for the Funds in certain circumstances may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. If more than 50% of the assets of a Fund consist of foreign securities, that Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net capital gains of each Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of a Fund can be expected to differ from the total return on Institutional Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about the Funds’ investments, describe the Funds’ performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. When available, the annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated [                        ], 2009 has been filed with the SEC. The SAI, which includes additional information about the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund, may be obtained free of charge, along with the annual and semi–annual reports, when available, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco Investment Management at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427 P.O. Box Address:

Robeco Investment Funds, c/o PNC Global Investment Servicing, P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Subject to Completion

Preliminary Statement of Additional Information Dated January 26, 2009

Information contained herein pertaining to the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund of The RBB Fund, Inc. is subject to completion or amendment. A post-effective amendment to The RBB Fund, Inc.’s registration statement relating to shares of the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund has been filed with the Securities and Exchange Commission. Shares of the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund may not be sold nor may offers to buy shares of such Funds be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the SAM Sustainable Global Active Fund and SAM Sustainable Themes Fund in any state in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such state.

STATEMENT OF

ADDITIONAL INFORMATION

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

Institutional Class

SAM Sustainable Global Active Fund

SAM Sustainable Themes Fund

Investor Class

SAM Sustainable Global Active Fund

SAM Sustainable Themes Fund

[                    ], 2009

This Statement of Additional Information (“SAI”) provides information about the SAM Sustainable Global Active Fund (“Sustainable Global Active Fund”) and SAM Sustainable Themes Fund (“Sustainable Themes Fund”) (each, a “Fund,” and together, the “Funds”). The Funds are series of The RBB Fund, Inc. (the “Company”). This information is in addition to the information contained in the Institutional Class and Investor Class shares’ Prospectuses of the Funds dated [                    ], 2009 (each, a “Prospectus” and together, the “Prospectuses”).

This SAI is not a prospectus. It should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained by calling toll-free (888) 261-4073. The audited financial statements and related report of Ernst & Young LLP, the independent registered public accounting firm for each Fund, will be available in the Funds’ Annual Report for the period ending August 31, 2009. The Funds’ Annual Report (when available) may be obtained upon request and without charge may be obtained by calling toll-free (888) 261-4073.

-i-

GENERAL INFORMATION

The Company is an open-end management investment company currently operating twenty separate portfolios. The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988. This SAI pertains to the Institutional Class and Investor Class shares representing interests in two non-diversified Robeco Investment Funds, which are offered by the Prospectuses. Sustainable Asset Management USA, Inc. (“SAM” or the “Adviser”), an affiliate of Robeco Investment Management Inc. (“Robeco”), serves as the investment adviser to the Funds.

INVESTMENT INSTRUMENTS AND POLICIES

The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds.

The Sustainable Global Active Fund seeks to provide long-term growth of capital primarily through investment in equity securities.

The Sustainable Themes Fund seeks to provide long-term growth of capital primarily through investment in equity securities.

The Adviser may not necessarily invest in all of the instruments or use all of the investment techniques permitted by the Funds’ Prospectuses and this SAI, or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and limitations.

Asset-Backed Securities. The Funds may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Asset-backed securities may also be collateralized by a portfolio of U.S. government securities, but are not direct obligations of the U.S. government, its agencies or instrumentalities. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present; however privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guarantee or insurance. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. That is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. See “Risk Factors Associated with Mortgage-Backed Securities.”

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Bank and Corporate Obligations. Each Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers’ acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

The Funds may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of Standard & Poor’s® (“S&P”), Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) or Moody’s Investors, Inc. (“Moody’s”) (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix “A” to this SAI for a description of corporate debt ratings. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

Borrowing. Each Fund may borrow up to 33 1/3 percent of its respective total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of a Fund’s total assets. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value (“NAV”) of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s share price may be subject to greater fluctuation until the borrowing is paid off. A Fund’s short sales and related borrowings are not subject to the restrictions outlined above.

Commercial Paper. Each Fund may purchase commercial paper rated (at the time of purchase) “A-1” by S&P® or “Prime-1” by Moody’s or, when deemed advisable by the Adviser, issues rated “A-2” or “Prime-2” by S&P® or Moody’s, respectively. These rating categories are described in Appendix “A” to this SAI. The Funds may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Company’s Board of Directors. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on the exemption from such registration afforded by Section 3(a) (3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Each Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

2

Convertible Securities and Preferred Stocks. The Funds may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, that Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Funds do not presently intend to invest more than 5% of each Fund’s respective net assets, in convertible securities, or securities received by a Fund upon conversion thereof.

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Preferred stocks are securities that represent an ownership interest in a company and provide their owner with claims on the company’s earnings and assets prior to the claims of owners of common stocks but after those of bond owners. Preferred stocks in which the Funds may invest include sinking fund, convertible, perpetual fixed and adjustable rate (including auction rate) preferred stocks. There is no minimum credit rating applicable to a Fund’s investment in preferred stocks and securities convertible into or exchangeable for common stock.

Credit Default Swaps, Interest Rate Swaps, Mortgage Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars. The Funds may enter into credit default, interest rate and total return swaps. The Funds may also enter into interest rate caps, floors and collars. In addition, a Fund may enter into mortgage swaps and currency swaps.

The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. As examples, a Fund may enter into swap transactions for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in an economical way.

Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. As examples, credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive from or make a payment to the other party, upon the occurrence of specified credit events. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

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A great deal of flexibility is possible in the way swap transactions are structured. However, generally a Fund will enter into credit default, interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default, interest rate, total return and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default, interest rate, total return and mortgage swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default, interest rate, total return or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps may involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

A credit default swap may have as reference obligations one or more securities that may, or may not, be currently held by a Fund. The protection “buyer” in a credit default swap is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the swap provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a credit event occurs, the value of any deliverable obligation received by a Fund as seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

To the extent that a Fund’s exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, or is covered by other means in accordance with SEC guidance, the Fund and the Adviser believe that the transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into any credit default, interest rate, total return or mortgage swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated investment grade by S&P’s or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

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The use of credit default, interest rate, mortgage, total return and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. If the Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment instruments were not used.

Equity Markets. The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. As a result, investing in the Funds involves the risk of loss of capital.

European Currency Unification. As of January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries. The new European Central Bank has control over each member country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is still relatively new. The elimination of currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance, cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

Exchange-Traded Funds (ETFs). Each Fund may invest in open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general

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level of stock prices may decline, thereby adversely affecting the value of suck investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

Each Fund may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Foreign Securities. Each Fund may invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”) Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. GDRs, EDRs and IDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States.

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Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities.

Although the Funds may invest in securities denominated in foreign currencies, each Fund values its securities and other assets in U.S. dollars. As a result, the NAV of a Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which a Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of a Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, each Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Each Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Funds may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

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Investing in Emerging Countries. Under normal market conditions, each Fund expects that its investment in securities of issuers located in emerging countries will not exceed 30% of their respective total assets. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on the Funds. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of

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securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of a Fund. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds’ assets. A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

Each Fund may seek investment opportunities within former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “Taxation.”

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Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remain uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Forward Commitment and When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis (subject to its investment policies and restrictions). These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will not enter into such transactions for the purpose of leverage.

When-issued purchases and forward commitments enable a Fund to lock in what is believed by the Adviser to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. When-issued securities or forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s NAV starting on the date of the agreement to purchase the securities, and the Fund is subject to the rights and risks of ownership of the securities on that date. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is

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entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions, and its distributions from any net realized capital gains will be taxable to shareholders.

When a Fund purchases securities on a when-issued or forward commitment basis, the fund or its custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Forward Foreign Currency Transactions. The Funds may to the extent that it invests in foreign securities, enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Funds will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

A Fund is permitted to enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed number of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Funds will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause a Fund to enter a forward contract to sell, for a fixed U.S. dollar amount, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Although the Funds have no current intention to do so, they may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value in securities denominated or quoted in a different currency if the Adviser determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward

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transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other U.S. foreign currency, if the Adviser determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The Funds will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds’ respective portfolio securities or other assets quoted or denominated in that currency. At the consummation of the forward contract, the Funds may either make delivery of the foreign currency or terminate its contractual obligation by purchasing an offsetting contract obligating it to purchase at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of foreign currency, it may be required to obtain such delivery through the sale of portfolio securities quoted or denominated in such currency or through conversion of other assets of a Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is party to the original forward contract.

The Funds’ transactions in forward contracts will be limited to those described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency quoted or denominated securities, and a Fund will not do so unless deemed appropriate by the Adviser.

When entering into a forward contract, the Funds will segregate either cash or liquid securities quoted or denominated in any currency in an amount equal to the value of the Funds’ total assets committed to the consummation of forward currency exchange contracts which require the Funds to purchase a foreign currency. If the value of the segregated securities declines, additional cash or securities will be segregated by the Funds on a daily basis so that the value of the segregated securities will equal the amount of the Funds’ commitments with respect to such contracts.

This method of protecting the value of the Funds’ portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Funds’ foreign assets. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

While the Funds may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Funds’ portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Funds. Such imperfect correlation may cause the Funds to sustain losses, which will prevent the Funds from achieving a complete hedge, or expose the Funds to the risk of foreign exchange loss.

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Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Funds of unrealized profits, transaction costs or the benefits of a currency hedge or force the Funds to cover its purchase or sale commitments, if any, at the current market price.

The Funds’ foreign currency transactions (including related options, futures and forward contracts) may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company.

Futures Contracts. The Funds may invest in futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

To seek to increase total return, to equalize cash or to hedge against changes in interest rates or securities prices may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, and any other financial instruments and indices. A Fund will engage in futures and related options transactions for bona fide hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the Commodity Futures Trading Commission (“CFTC”). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund’s portfolio securities. If, in the

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opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Holding Company Depository Receipts. The Funds may invest in Holding Company Depository Receipts (“HOLDRS”). HOLDRS represent trust-issued receipts that represent individual and undivided beneficial ownership interests in the common stock or American Depositary Receipts (“ADRs”) of specific companies in a particular industry, sector or group. Each of the Funds do not presently intend to invest more than 5% of their respective net assets in HOLDRS.

Restricted and Illiquid Securities. The Funds may not invest more than 15% of each Fund’s respective net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and collars; municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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Each Fund may purchase securities which are not registered under the Securities Act but which may be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act (“Restricted Securities”). These securities will not be considered illiquid so long as it is determined by the Adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

The Adviser will monitor the liquidity of Restricted Securities held by a Fund under the supervision of the Company’s Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The purchase price and subsequent valuation of Restricted Securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the Restricted Securities and prevailing supply and demand conditions.

Indexed Securities. The Funds may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

The Funds may also invest in exchange-traded funds, which generally track their related indices and trade like an individual stock throughout the trading day. An example would be Standard & Poor’s Depositary Receipts (commonly referred to as “Spiders”), which are exchange-traded shares of a closed-end investment company that are designed to replicate the price performance and dividend yield of the Standard & Poor’s 500® Composite Stock Price Index.

Initial Public Offerings. Each of the Funds may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

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Investment Company Securities. Each Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objectives and policies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Lending of Portfolio Securities. Each Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily.

Market Fluctuation. The market value of each Fund’s investments, and thus each Fund’s NAV, will change in response to market conditions affecting the value of its portfolio securities. When interest rates decline, the value of fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Because the investment alternatives available to each Fund may be limited by the specific objective of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single Fund should not be considered a complete investment program.

Micro-Cap, Small-Cap and Mid-Cap Stocks. The Funds may invest in securities of companies with micro-, small- and mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because micro-, small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro-, small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on micro-, small- and mid-cap stocks are frequently negligible. Moreover, micro-, small-

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and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro-, small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for micro- and small-cap securities may be thinly traded and as a result, greater fluctuations in the price of micro- and small-cap securities may occur.

Money Market Instruments. Each Fund may invest a portion of its assets in short-term, high-quality instruments for purposes of temporary defensive measures which include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the Fund bears the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. A Fund will invest in obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Mortgage-Backed Securities. Certain Funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates and collateralized mortgage obligations (“CMOs”).

Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the U.S. government. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

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CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase “regular” and “residual” interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Certain Funds may invest in mortgage-backed securities issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other non-governmental entities (or representing custodial arrangements administered by such institutions). These private originators and institutions include savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (e.g., S&P’s or Moody’s), they often are structured with one or more types of “credit enhancement.” Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral (e.g., sale of a house after foreclosure). Liquidity protection refers to the payment of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the securities or through a combination of such approaches.

Examples of credit enhancement arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes entitled to receive payment before other classes, with the result that defaults on the underlying mortgages are borne first by the holders of the subordinated class), creation of “spread accounts” or “reserve funds” (where cash or investments are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on the underlying mortgages in a pool exceed the amount required to be paid on the mortgage-backed securities). The

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degree of credit enhancement for a particular issue of mortgage-backed securities is based on the level of credit risk associated with the particular mortgages in the related pool. Losses on a pool in excess of anticipated levels could nevertheless result in losses to security holders since credit enhancement rarely covers every dollar owed on a pool.

Investing in Mortgage-Backed Securities (such as those described above) involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates. The market for certain types of Mortgage-Backed Securities (i.e., certain CMOs) may not be liquid under all interest rate scenarios, which may prevent a Fund from selling such securities held in its portfolio at times or prices that it desires.

Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment extension and interest rate risk associated with the underlying mortgage assets.

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Options on Futures Contracts. The Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium, which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

The Funds will engage in futures and related options transactions for bona fide hedging and to seek to increase total return as permitted by the CFTC regulations, which permit principals of an investment company, registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. Except as stated below, a Fund’s futures transactions will be entered into for traditional hedging purposes — i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Each Fund will engage in transactions in currency forward contracts, futures contracts and options only to the extent such transactions are consistent with the requirements of the Code, for maintaining its qualification as a regulated investment company for federal income tax purposes. See “Taxes.”

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Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in some cases, may require the applicable Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

The use of futures contracts entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund’s income due to the use of hedging; possible reduction in value of both the securities hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the securities being hedged; and potential losses in excess of the amount initially invested in the futures contracts themselves. If the expectations of the Adviser regarding movements in securities prices or interest rates are incorrect, the Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. Other futures contracts available to hedge the Funds’ portfolio investments generally are limited to futures on various securities indices.

Options on Securities and Securities Indices. The Funds may each write covered call and secured put options on any securities in which it may invest or on any domestic stock indices based on securities in which it may invest. A Fund may purchase and write such options on securities that are listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date, regardless of the market price of the security. All call options written by a Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding or use the other methods described below. The purpose of a Fund in writing covered call options is to realize greater income than would be realized in portfolio securities transactions alone. However, in writing covered call options for additional income, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date, regardless of the market price for the security. The purpose of writing such options is to generate additional income. However, in return for the option premium, the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

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All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account noted on the Fund’s records or maintained by the Fund’s custodian with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparts to such option. Such purchases are referred to as “closing purchase transactions” and do not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The amount of this settlement will be equal to the difference between the closing price of the of the securities index at the time of exercise and the exercise price of the option expressed in dollars, times a specified amount. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. A Fund may also cover call and put options on a securities index by using the other methods described above.

A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively

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benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the underlying portfolio securities.

A Fund may purchase put and call options on securities indices for the same purposes as it may purchase options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Transactions by a Fund in options on securities and securities indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Although the Funds may use option transactions to seek to generate additional income and to seek to reduce the effect of any adverse price movement in the securities or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar mutual funds, which do not engage in such activities. These risks include the following: for writing call options, the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price; for writing put options, the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or to make a cash settlement on the securities index at prices which may not reflect current market values; and for purchasing call and put options, the possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of securities index options, including options on the S&P 500® Index, will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with the price movements in the selected securities index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the securities index on which options are written. If the forecasts of the Adviser regarding movements in securities prices or interest rates are incorrect, a Fund’s investment results may have been better without the hedge transactions.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated

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account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will monitor the liquidity of over-the-counter options and, if it determines that such options are not readily marketable, a Fund’s ability to enter such options will be subject to the Fund’s limitation on investments on illiquid securities.

The writing and purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options for hedging purposes depends in part on the Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Portfolio Turnover. Those investment strategies that require periodic changes to portfolio holdings with the expectation of outperforming equity indices are typically referred to as “active” strategies. These strategies contrast with “passive” (“index”) strategies that buy and hold only the stocks in the equity indices. Passive strategies tend to trade infrequently—only as the stocks in the indices change (largely due to changes in the sizes of the companies in the indices, takeovers or bankruptcies). Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies.

The generally higher portfolio turnover of active investment strategies can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which often accompany higher turnover investment strategies, are currently taxed at ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Thus, the tax liability is often higher for investors in active strategies. Second, the more frequent realization of gains caused by higher turnover investment strategies means that taxes will be paid sooner. Such acceleration of the tax liability is financially more costly to investors. Less frequent realization of capital gains allows the payment of taxes to be deferred until later years, allowing more of the gains to compound before taxes are paid. Consequently, after-tax compound rates of return will

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generally be higher for taxable investors using investment strategies with very low turnover, compared with high turnover strategies. The difference is particularly large when the general market rates of return are higher than average, such as during the majority of the last ten years.

There are no limitations on the length of time that securities must be held by any Fund and a Fund’s annual portfolio turnover rate may vary significantly from year to year. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs, which must be borne by the applicable Fund and its shareholders.

In determining such portfolio turnover, U.S. government securities and all other securities (including options) which have maturities at the time of acquisition of one year or less (“short-term securities”) are excluded. The annual portfolio turnover rate is calculated by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned by the applicable Fund during the year. The monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the year and as of the end of the succeeding 11 months and dividing the sum by 13. A turnover rate of 100% would occur if all of a Fund’s portfolio securities (other than short-term securities) were replaced once in a period of one year. It should be noted that if a Fund were to write a substantial number of options, which are exercised, the portfolio turnover rate of that Fund would increase. Increased portfolio turnover results in increased brokerage costs, which a Fund must pay, and the possibility of more short-term gains, distributions of which are taxable as ordinary income.

The Funds will trade their portfolio securities without regard to the length of time for which they have been held. To the extent that a Fund’s portfolio is traded for short-term market considerations and portfolio turnover rate exceeds 100%, the annual portfolio turnover rate of the Fund could be higher than most mutual funds.

Purchase Warrants. Each Fund may invest in purchase warrants and similar rights. Purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. These Funds may not invest more than 5% of each Fund’s respective net assets in purchase warrants and similar rights.

Real Estate Investment Trust Securities. The Funds may invest in real estate investment trusts (“REITs”). REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must,

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among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

Generally, REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

The REITs in which the Funds may invest may be affected by economic forces and other factors related to the real estate industry. REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. REITS whose underlying assets include long-term health care properties; such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Each Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Code, and/or fail to qualify for an exemption from registration as an investment company under the 1940 Act. Mortgage REITs may be affected by the quality of the credit extended. A REIT’s return may be adversely affected when interest rates are high or rising.

Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500®.

Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

The repurchase price under the repurchase agreements described above generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with whom the Funds may enter into repurchase agreements will be banks

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which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price.

Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with the Fund’s custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

Risk Considerations of Medium Grade Securities. Obligations in the lowest investment grade (i.e., BBB or Baa), referred to as “medium grade” obligations, have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to weakened capacity to make interest payments and repay principal on these obligations than is the case for higher rated securities. In the event that a security purchased by a Fund is subsequently downgraded below investment grade, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security.

Special Situation Companies. The Funds may invest in “Special Situations.” The term “Special Situation” shall be deemed to refer to a security of a company in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the investment adviser of the Fund, may cause the security to attain a higher market value independently, to a degree, of the trend in the securities market in general. The particular development (actual or prospective), which may qualify a security as a “Special Situation,” may be one of many different types.

Such developments may include, among others, a technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business; a reorganization; a recapitalization or other development involving a security exchange or conversion; a merger, liquidation or distribution

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of cash, securities or other assets; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the company’s stock; a new or changed management; or material changes in management policies. A “Special Situation” may often involve a comparatively small company, which is not well known, and which has not been closely watched by investors generally, but it may also involve a large company. The fact, if it exists, that an increase in the company’s earnings, dividends or business is expected, or that a given security is considered to be undervalued, would not in itself be sufficient to qualify as a “Special Situation.” A Fund may invest in securities (even if not “Special Situations”) which, in the opinion of the investment adviser of the Fund, are appropriate investments for the Fund, including securities which the investment adviser of the Fund believes are undervalued by the market. A Fund shall not be required to invest any minimum percentage of its aggregate portfolio in “Special Situations,” nor shall it be required to invest any minimum percentage of its aggregate portfolio in securities other than “Special Situations.”

Securities of Unseasoned Issuers. Each of the Funds may invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable (a) to the extent consistent with each Fund’s primary investment strategies as set forth in the Prospectuses and with each Fund’s policy on investments in illiquid securities; or (b) 5% of net assets for each of the Funds. The term “unseasoned” refers to issuers which, together with their predecessors, have been in operation for less than three years.

Structured Securities. The Funds may invest up to 5% of their net assets in structured securities to the extent consistent with its investment objective. The value of the principal of and/or interest on structured securities is determined by reference to changes in the value of specific currencies, commodities, securities, indices or other financial indictors (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, notes where the principal repayment at maturity is determined by the value of the relative change in two or more specified securities or securities indices.

The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the security at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

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Temporary Investments. Although the Funds invest primarily in equity securities, for temporary defensive purposes, the Funds may hold cash or invest in a variety of money market instruments and short-term and medium-term debt securities including: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

U.S. Government Obligations. The Funds may purchase U.S. government agency and instrumentality obligations that are debt securities issued by U.S. government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government or by U.S. Treasury guarantees, such as securities of the Ginnie Mae and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of Freddie Mac and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of Fannie Mae and the Federal Loan Banks. Such guarantees of U.S. government securities held by a Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. government will continue to provide support to its agencies or instrumentalities in the future. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are backed by the full faith and credit of the U.S. government. All U.S. government obligations are subject to interest rate risk.

Each Fund’s net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government, including, but not limited to, options and futures on such obligations. The maturities of U.S. government securities usually range from three months to thirty years. Examples of types of U.S. government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

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The U.S. Treasury, Fannie Mae and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and Fannie Mae have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs’ common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to Fannie Mae, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

When-Issued Purchases and Forward Commitments. To the extent consistent with their respective investment objectives, each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. When a Fund agrees to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis, the custodian will set aside cash, U.S. government securities or other liquid assets equal to the amount of the purchase or the commitment in a separate account. The market value of the separate account will be monitored and if such market value declines, the Fund will subsequently be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.

The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund’s NAV starting on the day that the Fund agrees to purchase the securities. The Funds do not earn interest on the securities committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities, the proceeds to be received upon settlement are included in the Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in the Fund’s NAV as long as the commitment remains in effect.

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INVESTMENT LIMITATIONS

The Funds have adopted the following fundamental investment limitations which may not be changed with respect to the Funds without the affirmative vote of the holders of a majority of the Funds’ outstanding shares (as defined in Section 2(a) (42) of the 1940 Act). As used in this SAI and in the Prospectuses, “shareholder approval” and a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund. Each Fund’s investment goals and strategies described in the Prospectuses may be changed by the Company’s Board of Directors without the approval of the Fund’s shareholders.

Each Fund may not:

1. Purchase, sell or invest in commodities or commodity contracts or real estate or interests in real estate, except futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts and except that the Fund may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts.

2. Make loans except to the extent permitted by the 1940 Act.

3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act, provided, however, that (a) collateral arrangements in connection with short sales, options, futures, options on futures or other permitted investment practices and collateral arrangements with respect to initial or variation margin for such transactions will not be deemed to be a pledge or other encumbrance of the Fund’s assets, and (b) assets held in escrow or in a separate account in connection with the Fund’s permitted investment practices will not be considered to be borrowings or deemed to be a pledge or other encumbrance of the Fund’s assets.

4. Engage in the business of underwriting the securities of other issuers (except as the Fund may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities in accordance with its investment objective and policies); provided, however, that the Fund may invest all or part of its investable assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund.

5. Except during temporary defensive periods, purchase the securities of any issuer if, as a result of such purchase, less than 25% of the assets of (a) the Sustainable Global Assets Fund would be invested in the securities of Sustainable Issuers and (b) the Sustainable Themes Fund would be invested in the securities of securities issued by U.S. and non-U.S. companies from sectors that benefit from current environmental, social and economic trends.

For purposes of Investment Limitation No. 2, the Funds currently may engage in repurchase agreement transactions, in which a Fund purchases securities from a broker or bank with an agreement by the seller to repurchase the securities at an agreed upon price at an agreed

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upon time. These transactions allow a Fund to invest its cash to generate income, usually on a short-term basis, while maintaining liquidity to honor its redemption obligations. Generating portfolio income through investment in repurchase agreements is not an integral part of the Funds’ investment programs. The Funds would engage in these transactions primarily to keep its cash fully invested, but available to meet redemption requests. In addition, the Funds currently may enter into securities lending transactions whereby a Fund would loan securities that it owns to institutions on a temporary basis. In these transactions, the Fund transfers its ownership interest in a security with the right to receive income from the borrower and the right to have the security returned to the Fund on short notice, for example, to enable the Fund to vote the securities. The value of the securities loaned by each of the Funds will not exceed one-third of the value of the Fund’s total assets. Securities lending allows a Fund to generate income on portfolio securities to enhance the Fund’s returns. The investment limitation would also permit the Fund make other types of loans to the extent permitted by the 1940 Act.

Except with respect to each Fund’s fundamental investment restriction regarding borrowings, any investment limitation of a Fund that is expressed as a percentage is determined at the time of investment by the Fund. An increase or decrease in a Fund’s net asset value or a company’s market capitalization subsequent to a Fund’s initial investment will not affect the Fund’s compliance with the percentage limitation or the company’s status as small, medium or large cap. From time to time, the Adviser may include as small, medium or large cap certain companies having market capitalizations outside the definitions described in the Prospectuses. Under the 1940 Act, each Fund will be required to maintain continuous asset coverage of at least 300% for borrowings from a bank. In the event that such asset coverage is below 300%, the applicable Fund will be required to reduce the amount of its borrowings to obtain 300% asset coverage, within three days (not including weekends and holidays) or such longer period as the rules and regulations of the SEC prescribe. In addition, under the 1940 Act, each Fund may not invest more than 5% of its assets in the securities of any issuer that derives more than 15% of its gross revenue from a securities-related business, unless an exemption is available under the 1940 Act or the rules thereunder.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company has adopted, on behalf of the Funds, a policy relating to the disclosure of each Fund’s portfolio securities to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders. The policies relating to the disclosure of the Funds’ portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Company that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

The Company discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, the Company will disclose the Funds’ portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR and Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

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The Adviser currently makes the Funds’ complete portfolio holdings, top ten holdings, sector weightings and other portfolio characteristics publicly available on its web site, www.robecoinvest.com as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Web Posting
Complete Portfolio Holdings	Quarterly	60 days after the end of each calendar quarter

Top 10 Portfolio Holdings and other portfolio characteristics	Quarterly	10 days after the end of each calendar quarter

The scope of the information relating to the Funds’ portfolios that is made available on the web site may change from time to time without notice. The Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

The Company may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available to its third-party service providers of the Company, which include PFPC Trust Company, the custodian; PNC Global Investment Servicing (U.S.) Inc. (“PNC”) (formerly known as PFPC Inc.), the administrator, accounting agent and transfer agent; the Funds’ independent registered public accounting firm; Drinker Biddle & Reath LLP, legal counsel; GCom2Solutions, R.R. Donnelly and Command, the financial printers; and Institutional Shareholder Services, the Funds’ proxy voting service. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in a Fund’s portfolio.

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 60-day time lag. The foregoing disclosures are made pursuant to the Company’s policy on selective disclosure of portfolio holdings. The Board of Directors of the Company or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions. Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Funds’ portfolios.

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The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Funds.

Any violations of the policy set forth above as well as any corrective action undertaken to address such violations must be reported by the Adviser, director, officer or third party service provider to the Company’s Chief Compliance Officer, who will determine whether the violation should be reported immediately to the Board of Directors of the Company or at its next quarterly Board meeting.

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 03/7/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	20	Kalmar Pooled Investment Trust; (registered investment company) WT Mutual Fund; (registered investment company) Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens)

Francis J. McKay 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/06/35	Director	1988 to present	Retired; Vice President, Fox Chase Cancer Center (biomedical research and medical care) (2000-2004).	20	None

Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/21/48	Chairman Director	2005 to present 1991 to present	Director, Gabelli Group Capital Partners, L.P. (an investment partnership) from 2000 to 2006.	20	None

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Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Mark A. Sargent 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/28/51	Director	2006 to present	Dean and Professor of Law, Villanova University School of Law since July 1997; Member, Board of Directors, New York Stock Exchange, Inc. (2006-present); Member Board of Governors, Financial Industry Regulatory Authority, Inc. (2007-present).	20	WT Mutual Funds (registered investment company) 25 Portfolios

Marvin E. Sternberg 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/24/34	Director	1991 to present	Since 1974, Chairman, Director and President, MTI Holding Group, Inc. (formerly known as Moyco Technologies, Inc.) (manufacturer of precision coated and industrial abrasives). 1999 to 2008, Director, Pennsylvania Business Bank.	20	MTI Holding Group, Inc. (formerly known as Moyco Technologies, Inc.)

Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/28/41	Director	2006 to present	Member, New York State Assembly (1981-2004); Founding Partner, Straniere Law Firm (1980 to date); Partner, Gotham Strategies (consulting firm) (2005 to date); Partner, The Gotham Global Group (consulting firm) (2005 to date); President, The New York City Hot Dog Company (2005 to date); and Partner, Kanter-Davidoff (law firm) (2006 to present).	20	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company)

INTERESTED DIRECTORS[2]

Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/16/33	Director	1988 to present	Since 1969, Director and Vice Chairman, Comcast Corporation (cable television and communications).	20	Comcast Corporation; AMDOCS Limited (service provider to telecommunications companies)

Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/16/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President of Oppenheimer & Co., Inc., formerly Fahnestock & Co., Inc. (a registered broker-dealer). Since November 2004, Director of Kensington Funds.	20	Kensington Funds (registered investment company) 6 Portfolios

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Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/25/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	20	Cornerstone Bank

OFFICERS

Edward J. Roach 103 Bellevue Parkway Wilmington, DE 19809 DOB: 6/29/24	President and Treasurer	1991 to present and 1988 to present	Certified Public Accountant; Director, Fox Chase Cancer Center; Trustee Emeritus, Pennsylvania School for the Deaf; Trustee Emeritus, Immaculata University; Managing General Partner, President since 2002, Treasurer since 1981 and Chief Compliance Officer since September 2004 of Chestnut Street Exchange Fund.	N/A	N/A

Jennifer Rogers 301 Bellevue Parkway 2nd Floor Wilmington, DE 19809 DOB: 7/28/74	Secretary	2007 to present	Since 2005, Vice President and Counsel, PNC Global Investment Servicing (U.S.), Inc. (financial services company); Associate, Stradley, Ronon, Stevens & Young, LLC (law firm) from 1999 to 2005.	N/A	N/A

Salvatore Faia, Esquire, CPA Vigilant Compliance Services 186 Dundee Drive, Suite 700 Williamstown, NJ 08094 DOB: 12/25/62	Chief Compliance Officer	2004 to present	President, Vigilant Compliance Services since 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.), Inc. from 2002 to 2004	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

1.	Subject to the Company’s Retirement Policy, each Director, except Messrs. Giordano, Sargent and Straniere, may continue to serve as a Director until the last day of year 2011, unless otherwise extended by vote of the disinterested Directors, or until his successor is elected and qualified or his death, resignation or removal. Subject to the Company’s Retirement Policy, Messrs. Giordano, Sargent and Straniere may serve until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

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2.	Messrs. Brodsky, Carnall and Sablowsky are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Brodsky is an “Interested Director” of the Company because a family foundation and certain family trusts own shares of JPMorgan Chase & Co. The investment adviser to the Company’s Bear Stearns CUFS MLP Mortgage Portfolio, Bear Stearns Asset Management, Inc., is an indirect subsidiary of JPMorgan Chase. Mr. Carnall is an “Interested Director” of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company’s Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company’s principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as an officer of Oppenheimer & Co., Inc., a registered broker-dealer.

The Board and Standing Committees

Board. The Board of Directors is comprised of nine individuals, three of whom are considered “Interested” Directors as defined by the 1940 Act. The remaining Directors are referred to as “Disinterested” or “Independent” Directors. The Board meets at least quarterly to review the investment performance of each portfolio in the mutual fund family and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Currently, the Board of Directors has an Audit Committee, an Executive Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of one Interested Director and three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Giordano, McKay and Sternberg. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2008.

Executive Committee. The Board has an Executive Committee comprised of four Independent Directors. The current members of the Executive Committee are Messrs. Giordano, Reichman, Sargent and Sternberg. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not convene during the fiscal year ended August 31, 2008.

Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised only of Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Giordano, McKay and Sargent. The Nominating and Governance Committee recommends to the Board of Directors all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened twice during the fiscal year ended August 31, 2008.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee compromised of two Interested Directors and three Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sargent, Sablowsky and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened six times during the fiscal year ended August 31, 2008.

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Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Funds and in all of the portfolios (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2007.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS
Nicholas A. Giordano	None	None
Francis J. McKay	None	Over $100,000
Arnold M. Reichman	None	Over $100,000
Mark A. Sargent	None	None
Marvin E. Sternberg	None	None
Robert A. Straniere	None	$1-$10,000

INTERESTED DIRECTORS
Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	None
Robert Sablowsky	None	Over $100,000

Directors’ and Officers’ Compensation

Effective October 1, 2008 the Company pays each Director at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors, $1,500 for each special meeting of the Board of Directors and Committee meeting attended in person and $1,000 for each special meeting of the Board of Directors and Committee meeting attended telephonically. From March 1, 2008 to October 1, 2008 the Company paid each Director at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors and $500 for each special meeting of the Board of Directors and Committee meeting lasting up to one hour or $1,500 for each special meeting of the Board of Directors and Committee meeting lasting over one hour attended by a Director or in which he participated, whether or not it was held in conjunction with a Board meeting. From May 23, 2007 to March 1, 2008 the Company paid each Director at the rate of $17,500 annually, $3,500 per meeting of the Board of Directors and $500 for each committee meeting lasting up to one hour or $1,500 for each committee meeting lasting over one hour attended by a Director or in which he participates, whether or not it is held in conjunction with a Board meeting. Prior to November 15, 2007, no Director was paid for a committee

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meeting if it was held in conjunction with a Board meeting. The Chairman of the Board receives an additional fee of $12,000 per year for his services in this capacity, and the Chairman of the Audit Committee, Nominating Committee and Regulatory Oversight Committee receives an additional fee of $4,000 per year for his services. From February 15, 2006 to May 23, 2007, the Company paid each Director at the rate of $17,500 annually and $3,500 per meeting of the Board of Directors or any committee thereof that was not held in conjunction with a Board meeting. Each Director received a fee of $500 for telephonic Board or Committee meetings lasting one-half hour or less. The Chairman of the Board received an additional fee of $12,000 per year for his services in this capacity, and the Chairman of the Audit Committee received an additional fee of $4,000 per year for his services.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Company also compensates its President, Treasurer and Chief Compliance Officer for their respective services to the Company. For the fiscal year ended August 31, 2008, each of the following members of the Board of Directors and the President, Treasurer and Chief Compliance Officer received compensation from the Company in the following amounts:

Name of Director/Officer	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors or Officers
Independent Directors:
Nicholas A. Giordano, Director	$39,000	N/A	N/A	$39,000
Francis J. McKay, Director	$38,000	N/A	N/A	$38,000
Arnold M. Reichman, Director and Chairman	$49,000	N/A	N/A	$49,000
Mark A. Sargent, Director	$44,500	N/A	N/A	$44,500
Marvin E. Sternberg, Director	$42,500	N/A	N/A	$42,500
Robert A. Straniere, Director	$40,000	N/A	N/A	$40,000
Interested Directors:
Julian A. Brodsky, Director	$40,000	N/A	N/A	$40,000
J. Richard Carnall, Director	$40,000	N/A	N/A	$40,000
Robert Sablowsky, Director	$40,500	N/A	N/A	$40,500
Officers:
Salvatore Faia, Esquire, CPA Chief Compliance Officer	$274,305	N/A	N/A	$274,305
Edward J. Roach President and Treasurer	$55,750	$5,575	N/A	$61,325

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As of December 31, 2007, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Company’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company’s investment advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No officer, Director or employee of the Adviser or the distributor currently receives any compensation from the Company.

CODE OF ETHICS

The Company, the Adviser and PFPC Distributors, Inc. (“PFPC Distributors”) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

PROXY VOTING

The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to the Fund’s Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Funds. The Adviser will consider factors affecting the value of the Funds’ investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser has adopted proxy voting procedures with respect to voting proxies relating to portfolio securities held by the Funds. The Adviser employs a third party service provider, Institutional Shareholder Service (“ISS”), to assist in the voting of proxies. These procedures have been provided to the service provider, who analyzes the proxies and makes recommendations, based on the Adviser’s policy, as to how to vote such proxies. A copy of SAM’s Proxy Voting Policies is included with this SAI. Please see Appendix B to this SAI for further information.

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Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by calling 1-888-261-4073 or by visiting the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

SAM renders advisory services to the Funds pursuant to investment advisory agreements dated September 6, 2007 (the “Advisory Agreements”). SAM, located at 909 Third Avenue, 32nd Floor, New York, NY 10022, and Josefstrasse 218, CH-8005, Zurich, Switzerland, is an affiliate of Robeco Investment Management, Inc. (“Robeco”). Robeco is wholly owned by Robeco US Holdings Inc., which is a subsidiary of Robeco International Holding B.V. Robeco International Holding B.V. is a subsidiary of Robeco Groep N.V., a Dutch investment management firm headquartered in Rotterdam, the Netherlands.

Founded in 1929, Robeco Groep N.V. is one of the world’s oldest asset management organizations and advisers to investment funds. As of October 31, 2008, Robeco Investment Management Inc., had approximately $12 billion (USD) in assets under management. Robeco Groep N.V. is 100% owned by Rabobank Nederland (“Rabobank”). Rabobank is a cooperative bank that is owned by a large number of local banks in the Netherlands.

In addition, by virtue of its common control under its parent company, Rabobank, Robeco is also affiliated with three broker dealers: Robeco Securities L.L.C., Harbor Funds Distributors, Inc. and Rabo Securities USA, Inc. By virtue of its common control under its parent company, Rabobank, SAM is an affiliate of one registered broker-dealer in addition to the two mentioned above: Rabo Securities USA, Inc. Robeco does not execute trades through any of these affiliates.

SAM has investment discretion for the Funds and will make all decisions affecting the assets of the Funds under the supervision of the Company’s Board of Directors and in accordance with each Fund’s stated policies. SAM will select investments for the Funds.

Subject to the supervision of the Company’s Board of Directors, the Adviser will provide for the overall management of the Funds, including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales made for the Funds. The Adviser will provide the services rendered by it in accordance with the Funds’ investment goals, restrictions and policies as stated in the Prospectuses and in this SAI.

For its services to the Funds, SAM is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 0.80% of the Sustainable Global Active Fund’s average daily net assets and 1.00% of the Sustainable Themes Fund’s average daily net assets.

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Through December 31, 2011, SAM has agreed to waive a portion of its advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (other than acquired funds fees and expenses, short sale dividend expenses, brokerage commissions, extra ordinary items, interests or taxes): for the Sustainable Global Active Fund’s Institutional Class and Investor Class to 1.20% of the first $50 million of the Fund’s average daily net assets, 1.10% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.00% if the Fund’s average daily net assets exceeds $100 million; and for the Sustainable Themes Fund’s Institutional Class and Investor Class 1.50% of the first $50 million of Fund’s average daily net assets, 1.40% if the Fund’s average daily net assets is between $50 million and $100 million, and 1.25% if the Fund’s average daily net assets exceeds $100 million. The Adviser may discontinue these arrangements at any time after December 31, 2011.

Each class of the Funds bears its own expenses not specifically assumed by SAM. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company’s Board of Directors in such manner as it deems to be fair and equitable. Expenses borne by a portfolio include, but are not limited to the expenses listed in the Prospectuses and the following (or a portfolio’s share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by SAM; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by the Company to its Directors and officers; (g) organizational costs; (h) fees to the investment advisers and PNC; (i) fees and expenses of officers and Directors who are not affiliated with a portfolio’s investment adviser or PFPC Distributors; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the portfolios and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of the Company; (r) the expense of reports to shareholders, shareholders’ meetings and proxy solicitations that are not attributable to a particular class of shares of the Company; (s) fidelity bond and directors’ and officers’ liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio’s investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

Under the Advisory Agreements, SAM will be liable for any error of judgment or mistake of law or for any loss suffered by the Funds or the Company in connection with the performance of the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its respective duties or from reckless disregard of its duties and obligations thereunder.

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The Advisory Agreements for the Funds were approved on November 14, 2008 for a term ending on August 16, 2010 by a vote of the Company’s Board of Directors, including a majority of those Directors who are not parties to the Advisory Agreements or “interested persons” (as defined in the 1940 Act) of such parties. The Advisory Agreements for the Funds are terminable by vote of the Company’s Board of Directors or by the holders of a majority of the outstanding voting securities of each of the Funds, at any time without penalty, on 60 days’ written notice to SAM. The Advisory Agreements may also be terminated by SAM on 60 days’ written notice to the Company. The Advisory Agreements terminate automatically in the event of assignment thereof.

Portfolio Managers

Description of Compensation. Portfolio managers’ compensation generally is comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

•

Individual Contribution: a subjective evaluation of the professional’s individual contribution to team investment results as well as the individual’s success at meeting goals and objectives established at the beginning of each year;

•	Product Investment Performance: the performance of the investment product(s) versus a pre-designed index;

•	Investment Group Financial Performance: the financial results and/or revenues of the Portfolio Manager’s investment group; and

•	Firm Financial Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of Robeco’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

Certain investment professionals receive a profit participation interest in Robeco. These interests represent 20% of the value of the future growth of the firm and vesting periods span three years. In addition, full time investment professionals are eligible for the Robeco special profit sharing contribution plan after one full year of service.

Other Accounts. The table below discloses accounts, other than the Funds, for which each Portfolio Manager is primarily responsible for the day-to-day portfolio management, as of November 30, 2008

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Sustainable Global Active Fund
1. Diego d’Argenio	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	2	$47	0	$0
	Other Accounts:	5	$142	0	$0

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Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Sustainable Themes Fund
1. Rainer Baumann	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	5	$337	0	$0
	Other Accounts:	2	$141	0	$0

Conflict of Interest. Investment decisions for the Funds’ portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. The adviser recognizes that potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, the Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Securities Ownership. The Funds have not offered shares to the public as of the date of this SAI and, accordingly, the Portfolio Managers do not own any shares of the Funds.

Custodian Agreement

PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153, is custodian of the Funds’ assets pursuant to a Custodian Agreement dated August 16, 1988, as amended. Under the Custodian Agreement, PFPC Trust Company: (a) maintains a separate account or accounts in the name of each Fund; (b) holds and transfers portfolio securities on account of each Fund; (c) accepts receipts and makes disbursements of money on behalf of each Fund; (d) collects and receives all income and other payments and distributions on account of each Fund’s portfolio securities; and (e) makes periodic reports to the Company’s Board of Directors concerning the Funds’ operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that PFPC Trust Company remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Funds harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreement, PFPC Trust Company receives a fee of 0.75% of average daily gross assets of each Fund calculated daily and payable monthly, or a minimum monthly fee of $833 for each Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

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Transfer Agency Agreement

PNC, 301 Bellevue Parkway, Wilmington, Delaware 19809, an affiliate of PFPC Distributors, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement dated November 5, 1991, as supplemented (the “Transfer Agency Agreement”), under which PNC: (a) issues and redeems shares of each Fund; (b) addresses and mails all communications by the Funds to record owners of the shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to the Company’s Board of Directors concerning the operations of the Funds. PNC may, on 30 days’ notice to the Company, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Funds under the Transfer Agency Agreement, PNC receives a fee at the annual rate of $10 per account in the Fund, with a minimum monthly fee of $2,650 per fund/class payable monthly on a pro rata basis, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

PNC also provides services relating to the implementation of the Company’s Anti-Money Laundering Program. The Company pays an annual fee, ranging from $3,000 - $50,000, based on the number of open accounts in each portfolio of the Company. In addition, PNC provides services relating to the implementation of the Funds’ Customer Identification Program, including verification of required customer information and the maintenance of records with respect to such verification. The Funds will pay PNC $2.25 per customer verification and $0.02 per month per record result maintained.

Administration and Accounting Agreement

PNC serves as administrator to the Funds pursuant to administration and accounting services agreements dated September 6, 2007 with respect to the Funds (the “Administration Agreements”). PNC has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, PNC has agreed to prepare and file various reports with the appropriate regulatory agencies and prepare materials required by the SEC or any state securities commission having jurisdiction over the Funds. The Administration Agreement provides that PNC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PNC shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. For its services to the Funds, PNC is entitled to receive a fee calculated at an annual rate of:

•	0.08% of each Fund’s first $250 million of average daily net assets;

•	0.065% of each Fund’s next $250 million of average daily net assets;

•	0.055% of each Fund’s next $250 million of average daily net assets;

•	0.040% of each Fund’s next $750 million of average daily net assets; and

•	0.03% of each Fund’s average daily net assets in excess of $1.5 billion.

The minimum monthly fee will be $5,417 for each of the Funds, exclusive of Rule 38a-1 base compliance support services fees, costs of obtaining independent security market quotes, data repository and analytics suite access fees and out-of-pocket expenses.

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The Administration Agreement provides that PNC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or a Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

On June 1, 2003, the Company entered into a regulatory administration services agreement with PNC. Under this agreement, PNC has agreed to provide regulatory administration services to the Company. These services include the preparation and coordination of the Company’s annual post-effective amendment filing and supplements to the Funds’ registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to the Company’s regulatory administration. PNC receives an annual fee based on the average daily net assets of the portfolios of the Company.

DISTRIBUTION ARRANGEMENTS

Distribution Agreement and Plans of Distribution

PFPC Distributors, whose principal business address is 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the underwriter to the Funds pursuant to the terms of a distribution agreement, dated as of January 2, 2001, as supplemented (the “Distribution Agreement”). Pursuant to the Distribution Agreement and the related Plans of Distribution, as amended, for the Investor Class (together, the “Plans”), which were adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, PFPC Distributors will use appropriate efforts to solicit orders for the sale of each Fund’s shares. Payments to PFPC Distributors under the Plans are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Investor Class including advertising, printing and mailing of prospectuses to others than current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing changes. As compensation for its distribution services, PFPC Distributors receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plans, to be calculated daily and paid monthly by the Investor Class of each of the Funds, at the annual rate set forth in the Investor Class Prospectus.

FUND TRANSACTIONS

Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical

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and pricing services they provide to the Funds and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

Investment decisions for each Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund.

PURCHASE AND REDEMPTION INFORMATION

You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund’s shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing that Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that each Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectuses from time to time; (2) if such redemption is, in the opinion of the Company’s Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company’s responsibilities under the 1940 Act.

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Each Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the particular Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Automatic Investment Plan

The Automatic Investment Plan enables investors to make regular (monthly or quarterly) investments ($5,000 for Institutional Class and $100 minimum for Investor Class), in Institutional Class shares of any Fund through an automatic withdrawal from your designated bank account by simply completing the Automatic Investment Plan application. Please call the Transfer Agent at (888) 261-4073 to enroll. By completing the enrollment form, you authorize the Funds’ Custodian to periodically draw money from your designated account, and to invest such amounts in account(s) with the fund(s) specified. The transaction will be automatically processed to your mutual fund account on or about the first business day of the month or quarter you designate.

If you elect the Automatic Investment Plan, please be aware that: (1) the privilege may be revoked without prior notice if any check is not paid upon presentation; (2) the Funds’ Custodians are under no obligation to notify you as to the non-payment of any check, and (3) this service may be modified or discontinued by the Funds’ Custodians upon thirty (30) days’ written notice to you prior to any payment date, or may be discontinued by you by written notice to the Transfer Agent at least ten (10) days before the next payment date.

OTHER INFORMATION REGARDING

PURCHASES AND REDEMPTIONS

The following information supplements the information in the Prospectuses under the caption “Shareholder Information.” Please see the Prospectuses for more complete information.

Other Purchase Information

If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

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Systematic Withdrawal Plan

A systematic withdrawal plan (the “Systematic Withdrawal Plan”) is available to shareholders of the Funds whose shares are worth at least $10,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

TELEPHONE TRANSACTION PROCEDURES

The Company’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match the Company’s records; (3) requiring the Company’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than PFPC Distributors), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

VALUATION OF SHARES

Subject to the approval of the Company’s Board of Directors, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the securities being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Funds’ Valuation Committee under the direction of the Company’s Board of Directors.

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TAXES

General

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its the Fund’s business of investing in such stock, securities, or currencies, or net income derived from an interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

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Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, 77.073 billion shares have been classified into 120 classes as shown in the table below, however, the Company only has 28 active share classes that have begun investment operations. Under the Company’s charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

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Class of Common Stock	Number of Authorized Shares (millions)	Class of Common Stock	Number of Authorized Shares (millions)
A (Growth & Income)	100	BBB	100
B	100	CCC	100
C (Balanced)	100	DDD (Robeco Boston Partners Institutional Small Cap Value Fund)	100
D (Tax-Free)	100	EEE (Robeco Boston Partners Investors Small Cap Value Fund)	100
E (Money)	500	FFF	100
F (Municipal Money)	500	GGG	100
G (Money)	500	HHH	100
H (Municipal Money)	500	III (Robeco Boston Partners Long/Short Equity-Institutional Class)	100
I (Sansom Money)	1,500	JJJ (Robeco Boston Partners Long/Short Equity-Investor Class)	100
J (Sansom Municipal Money)	500	KKK (Robeco Boston Partners Funds)	100
K (Sansom Government Money)	500	LLL (Robeco Boston Partners Funds)	100
L (Bedford Money)	1,500	MMM (n/i numeric Small Cap Value)	100
M (Bedford Municipal Money)	500	NNN (Bogle Investment Management Small Cap Growth – Institutional Class)	100
N (Bedford Government Money)	500	OOO (Bogle Investment Management Small Cap Growth – Investor Class)	100
O (Bedford N.Y. Money)	500	PPP (Schneider Value Fund)	100
P (RBB Government)	100	QQQ (Institutional Liquidity Fund for Credit Unions)	2,500
Q	100	RRR (Liquidity Fund for Credit Unions)	2,500
R (Municipal Money)	500	SSS (Robeco WPG Core Bond Fund – Retirement Class)	100
S (Government Money)	500	TTT (Robeco WPG Core Bond Fund – Institutional Class)	50
T	500	UUU (Robeco WPG Small Cap Value Fund – Institutional Fund)	50
U	500	VVV (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class)	50
V	500	WWW (Senbanc Fund)	50
W	100	XXX (Robeco WPG Core Bond Fund – Investor Class)	100
X	50	YYY (Bear Stearns CUFS MLP Mortgage Portfolio)	100
		ZZZ (Marvin & Palmer Large Cap Growth Fund)	100
		AAAA (Bear Stearns Ultra Short Income Fund)	50,000
		BBBB (Free Market U.S. Equity Fund)	100
		CCCC (Free Market International Equity Fund)	100
		DDDD (Free Market Fixed Income Fund)	100
		EEEE (Robeco WPG 130/30 Large Cap Core Fund - Investor Class)	100
		FFFF (SAM Sustainable Water Fund – Investor Class)	100
		GGGG (SAM Sustainable Water Fund – Institutional Class)	100

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Class of Common Stock	Number of Authorized Shares (millions)	Class of Common Stock	Number of Authorized Shares (millions)
		HHHH (SAM Sustainable Water Fund – Class A)	100
		IIII – (SAM Sustainable Water Fund – Class C)	100
		JJJJ (SAM Sustainable Climate Fund – Investor Class)	100
		KKKK (SAM Sustainable Climate Fund – Institutional Class)	100
		LLLL (SAM Sustainable Climate Fund – Class A)	100
		MMMM (Sustainable Climate Fund – Class C)	100
		NNNN (Bear Stearns Multifactor 130/30 U.S. Core Equity Fund – Class A)	100
		OOOO (Bear Stearns Multifactor 130/30 U.S. Core Equity Fund – Class I)	100
		SSSS (SAM Sustainable Global Active Fund – Investor Class)	100
		TTTT (SAM Sustainable Global Active Fund – Institutional Class)	100
		UUUU (SAM Sustainable Themes Fund – Investor Class)	100
		VVVV (SAM Sustainable Themes Fund – Institutional Class)	100
Y	50	Select (Money)	700
Z	50	Beta 2 (Municipal Money)	1
AA	50	Beta 3 (Government Money)	1
BB	50	Beta 4 (N.Y. Money)	1
CC	50	Principal Class (Money)	700
DD	100	Gamma 2 (Municipal Money)	1
EE	100	Gamma 3 (Government Money)	1
FF (n/i numeric Emerging Growth)	50	Gamma 4 (N.Y. Money)	1
GG (n/i numeric Growth)	50	Bear Stearns Money	2,500
HH (n/i numeric Mid Cap)	50	Bear Stearns Municipal Money	1,500
II (Baker 500 Growth Fund)	100	Bear Stearns Government Money	1,000
JJ (Baker 500 Growth Fund)	100	Delta 4 (N.Y. Money)	1
KK	100	Epsilon 1 (Money)	1
LL	100	Epsilon 2 (Municipal Money)	1
MM	100	Epsilon 3 (Government Money)	1
NN	100	Epsilon 4 (N.Y. Money)	1
OO	100	Zeta 1 (Money)	1
PP	100	Zeta 2 (Municipal Money)	1
QQ (Robeco Boston Partners Institutional Large Cap)	100	Zeta 3 (Government Money)	1
RR (Robeco Boston Partners Investors Large Cap)	100	Zeta 4 (N.Y. Money)	1
SS (Robeco Boston Partners Adviser Large Cap)	100	Eta 1 (Money)	1
TT (Robeco Boston Partners Investors Mid Cap)	100	Eta 2 (Municipal Money)	1
UU (Robeco Boston Partners Institutional Mid Cap)	100	Eta 3 (Government Money)	1
VV (Robeco Boston Partners Institutional All Cap Value)	100	Eta 4 (N.Y. Money)	1
WW (Robeco Boston Partners Investors All Cap Value)	100	Theta 1 (Money)	1
YY (Schneider Capital Small Cap Value)	100	Theta 2 (Municipal Money)	1
ZZ	100	Theta 3 (Government Money)	1
AAA	100	Theta 4 (N.Y. Money)	1

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The classes of common stock have been grouped into separate “families.” There are ten families that currently have operating portfolios, including: the Sansom Street Family, the Bedford Family, the Schneider Capital Management Family, the Robeco Investment Funds Family, the Bogle Investment Management Family, the Hilliard Lyons Family, the Bear Stearns Family, the Marvin & Palmer Family, the Abundance Technologies Family and the Sustainable Asset Management Family. The Bedford Family and the Sansom Street Family represent interests in the Money Market Portfolio; the Robeco Investment Funds Family represents interests in eight non-money market portfolios; the Bogle Investment Management Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in two non-money market portfolios; the Hilliard Lyons Family represents interests in one non-money market portfolio; the Bear Stearns Family represents interests in one non-money market portfolio; the Marvin & Palmer Family represents interests in one non-money market portfolio; the Abundance Technologies Family represents interests in three non-money market portfolios and the Sustainable Asset Management Family represents interests in two non-money market portfolios.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as

55

the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

Shareholder Approvals. As used in this SAI and in the Prospectuses, “shareholder approval” and a “majority of the outstanding shares” of the Funds means, with respect to the approval of the advisory agreement. Distribution Plan or a change in the Fund’s investment objective or a fundamental investment limitation, the lesser of (1) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the outstanding shares of the Funds are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Funds.

MISCELLANEOUS

Counsel

The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as independent counsel to the Company and the Disinterested Directors.

Independent Registered Public Accounting Firms

Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accounting firm, and in that capacity will audit the Funds’ financial statements beginning with the fiscal year ended August 31, 2009.

FINANCIAL STATEMENTS

The Funds have not commenced investment operations as of the date of this SAI and therefore do not have audited financial statements.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issue or issuer.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

ROBECO INVESTMENT MANAGEMENT

ROBECO WEISS, PECK & GREER

ROBECO BOSTON PARTNERS

SUSTAINABLE ASSET MANAGEMENT USA, INC.

Proxy Voting Policies

March 2008

Robeco Investment Management

Proxy Voting Policies

As of March 2008

I. The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

1. Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

a.	long-term corporate performance record relative to a market index;

b.	composition of board and key board committees;

c.	corporate governance provisions and takeover activity;

d.	nominee’s attendance at meetings;

e.	nominee’s investment in the company;

f.	whether a retired CEO sits on the board;

g.	whether the chairman is also serving as CEO;

h.	whether the nominee is an inside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; AND

i.	whether the company has failed to meet a predetermined performance test for issuers within the Russell 3000 index;

j.	for issuers within the Russell 3000 index, after evaluating the company’s overall performance relative to its peers, taking into account situational circumstances including (but not limited to) changes in the board or management, and year-to-date total shareholder returns.

2. In the following situations, votes on director nominees will be WITHHELD:

a.	nominee attends less than 75% of the board and committee meetings without a valid excuse;

b.	nominee implements or renews a dead-hand or modified dead-hand poison pill;

c.	nominee ignores a shareholder proposal that is approved by a majority of shares outstanding;

d.	nominee ignores a shareholder proposal that is approved by a majority of the votes cast (1 yr. Look-back)

e.	nominee has failed to act on takeover offers where the majority of the shareholders have tendered their shares;

f.	nominee is an inside director or affiliated outsider and sits on the audit, compensation, or nominating committees;

g.	nominee is an inside director or affiliated outsider and the majority of the board is not independent;

h.	nominee is an audit committee member when a company’s non-audit fees are greater than 50% of all fees paid; and

i.	nominee has enacted egregious corporate governance policies or failed to replace management as appropriate;

j.	nominee is CEO of a publicly traded company who serves on more than three public boards including his/her own board;

k.	nominee (except new nominees) if the company has adopted or renewed a poison pill without shareholder approval, does not put the pill to a vote and does not have a requirement to put the pill to shareholder vote within 12 months (applies only to companies that adopt a pill after Dec. 7, 2004);

l.	from the entire board (except new nominees) where the director(s) receive more than 50% WITHHOLD votes of those cast and the issue underlying the WITHHOLD vote has not been addressed;

m.	from compensation committee members if there is a poor linkage between performance (1/3 yrs TSR) and compensation practices based on peer group comparisons;

n.	at any company that has adopted a pill beginning January 2005 without shareholder approval, has not yet received a “withhold” vote for poison-pill-related items, and has not committed to putting its pill to a vote within 12 months of the adoption of the pill either as part of its governance policies or as a specific public commitment;

o.	from compensation committee members if they fail to submit one-time transferable stock options to shareholders for approval;

p.	from audit committee members if a material weakness identified as per Section 404 of the Sarbanes-Oxley Act disclosures rises to a level of serious concern, there are chronic internal control issues, or there is an absence of established effective control mechanisms. We consider a range of accounting issues beyond poor internal control including, but not limited to fraud and misapplication of GAAP;

q.	from compensation committee members if the company has poor compensation practices. Poor disclosure will also be considered. Poor compensation practices include, but are not limited to:

i.	egregious employment contracts including excessive severance provisions

ii.	excessive perks that dominate compensation (base salary will be used as a relative measure to determine excessiveness)

iii.	huge bonus payouts without justifiable performance

iv.	performance metrics that are changed during the performance period

v.	egregious SERP payouts

vi.	new CEO with overly generous new hire package

vii.	internal pay disparity

viii.	poor practices (unless contractually bound) have not been remedied despite the previous application of cautionary language

ix.	multi-year base salary increases guaranteed as part of an employment contract

x.	perks for former executives including car allowances and personal use of corporate aircraft

r.	from any nominee, with the exception of new nominees, if the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level;

s.	from the entire board of directors (except from new nominees, who should be considered on a CASE-BY-CASE basis) if: The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

B.	Majority Voting for Director Elections (U.S. and Canada)

Shareholder proposals calling for majority voting thresholds for director elections

We generally vote FOR these proposals unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

C.	Chairman and CEO are the Same Person

We vote FOR shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

D.	Majority of Independent Directors

1. We vote FOR shareholder proposals that request that the board be composed of a two-thirds majority of independent directors.

2. We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

E.	Stock Ownership Requirements

1. We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

2. We vote FOR management and shareholder proposals requiring directors be partially or fully paid in stock.

F.	Options Backdating

1. We may recommend WITHHOLDING votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board.

2. We will adopt a CASE-BY-CASE policy to the options backdating issue. In recommending withhold votes from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, we will consider several factors, including, but not limited to, the following:

a.	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

b.	Length of time of options backdating;

c.	Size of restatement due to options backdating;

d.	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

e.	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

G.	Lack of nominating committee

We will WITHHOLD votes from insiders and affiliated outsiders for failure to establish a formal nominating committee. Furthermore, WITHHOLD votes from insiders and affiliated outsiders on any company where the board attests that the ‘independent’ directors serve the functions of a nominating committee.

H.	Term of Office

We vote AGAINST shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

I.	Requiring two or more nominees

We votes AGAINST proposals to require two or more candidates for each board seat.

J.	Age Limits

We vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

K.	Director and Officer Indemnification and Liability Protection

1. Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

2. We vote AGAINST proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

3. We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4. We vote FOR only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (b) only if the director’s legal expenses would be covered.

L.	Charitable Contributions

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

M.	Director Elections – Non-U.S. Companies

1. Canada

In the following situations, votes will be WITHHELD:

a.	from affiliated outsiders and insiders when the board is not majority independent or is lacking compensation or nominating committees or where the entire board serves on any of these key committees. (applies to S&P/TSX Composite Index Companies);

b.	from any director on the audit or compensation committee who served as the company’s CEO or who, within the past five years, served as the company’s CFO (This policy only applies to Toronto Stock Exchange (TSX) companies).;

c.	from any insider on the compensation committee only if the committee is not majority independent. If the entire board fulfills the duties of the compensation committee, WITHHOLD votes from the entire board if it is not majority independent;

d.	from audit committee members if audit fees are not disclosed in publicly filed documents or obtainable within a reasonable period of time prior to the shareholder’s meeting;

e.	from audit committee members where “other” or non-audit related fees paid to the external auditor in the most recently completed fiscal year exceeded fees paid to that firm for all audit related services. In the case of slate ballots, a vote of WITHHOLD will be applied to the entire slate. (One-time fees disclosed as “other” that are paid for corporate reorganization services will be excluded from the calculation for determining whether non-audit fees exceed audit and audit-related fees paid to the external firm.)

2. Europe

a.	Directors’ term of office

For the markets of Belgium, Denmark, Finland, France, Ireland, Italy, Netherlands, Norway, Portugal, Sweden, and Switzerland, we vote AGAINST the election or reelection of any director when their term is not disclosed or when it exceeds four years and adequate explanation for non-compliance has not been provided.

b.	Executives on audit and remuneration committees

For the markets of Finland, France, Ireland, the Netherlands, and Sweden, we vote AGAINST the election or reelection of any executive (as defined by ISS’ director categorization guidelines), including the CEO, who serve on the audit and/or remuneration committees. We vote AGAINST if the disclosure is too poor to determine whether an executive serves or will serve on a committee.

c.	Bundling of proposal to elect directors

For the markets of France and Germany, we vote AGAINST the election or reelection of any director if the company proposes a single slate of directors.

d.	Majority-independent board (i.e., greater than 50%)

For the markets of Switzerland and the Netherlands, we vote AGAINST the election or reelection of any non-independent director (excluding the CEO) if the proposed board is not at least 50 % independent (as defined by ISS’ director categorization guidelines). For the markets of Finland, Sweden, Belgium, Ireland, and Luxembourg, we vote AGAINST non-independent directors if there is not majority independence, but only for those companies that are part of the MSCI EAFE index.

Carve Outs: For the larger German companies where 50 % of the board must consist of labor representatives by law, we require one-third of the total board be independent.

France: We will vote FOR a non-independent, non-executive director, provided that two conditions are satisfied: future composition of the board of at least 33 percent of independents, AND improvements in board composition (e.g. independence increase from 25 to 40 percent).

e.	Disclosure of names of nominees

For all European companies that are part of the MSCI EAFE index (Austria, Belgium, Switzerland, Germany, Denmark, Spain, Finland, France, Ireland, Italy, Netherlands, Norway,

Portugal, Greece, and Sweden), we vote AGAINST the election or reelection of any directors when the names of the nominees are not available at the time the analysis is written. In the case of Italy, once the list of nominees has been disclosed, we will evaluate each nominee on a CASE-BY- CASE basis.

3. Ireland

We vote AGAINST the appointment of the chairman/CEO if the two positions are combined.

4. Netherlands

We vote AGAINST nominees when their term is not disclosed or exceeds four years and an adequate explanation for noncompliance has not been provided.

5. Australia

We vote AGAINST affiliated outsiders and insiders on remuneration and/or audit committees that are not majority independent.

6. Hong Kong, Singapore

We vote AGAINST

a.	election of one executive director and one substantial-shareholder nominee where independent directors represent less than one-third of the board;

b.	audit committee members who are former partners of the company’s auditor;

c.	directors who have attended less than 75 percent of meetings, without a reasonable explanation for those absences.

We will NOT vote against the election of a CEO or a company founder who is integral to the company.

7. Malaysia

We vote AGAINST insiders on the audit or remuneration committees.

8. South Korea

We vote AGAINST any nominee who is a non-independent director serving on the audit committee.

9. South Korea and South Africa

We vote AGAINST board member nominees who have attended less than 75 % of board meetings without a valid reason for the absences.

10. Austria

We vote AGAINST supervisory board elections if names of nominees are not disclosed, for companies that are part of the MSCI EAFE index and/or the Austrian ATX index.

11. Philippines

a.	We vote on a CASE-BY-CASE basis that shareholders cumulate their votes for the independent directors for board elections and AGAINST all other nominees, unless the board is already sufficiently independent.

b.	We vote AGAINST all director elections where the names of the candidate are not disclosed.

12. France (MSCI EAFE Index) - Combined Chairman/CEO

On proposals to change the board structure from a two-tier structure to a one-tier structure with a combination of the functions of Chairman and CEO, and/or the election or the reelection of a combined Chairman and CEO:

We vote on a CASE-BY-CASE policy, accepting a combination generally only in the following cases:

a.	If it is a temporary solution;

b.	If his/her removal from the board would adversely impact the company’s continuing operations;

c.	If the company provides compelling argumentation for combining the two functions; or

d.	If the company has put a sufficiently counterbalancing governance structure in place.

A counterbalancing structure may include the following:

i.	At least 50 percent of the board members are independent (one-third for companies with a majority shareholder) according to the ISS criteria;

ii.	No executive serves on the audit committee and no executive serves on the remuneration committee (in the financial year under review if more up-to-date information is not available);

iii.	The chairmen of audit, remuneration and nomination committees are independent directors; and

iv.	All key governance committees have a majority of independent members.

If disclosure is not sufficient to determine the above, this will lead to a negative evaluation of the concerned criterion. We will apply this policy for all core companies in France. This policy will also apply for resolutions for the election or the reelection of a combined Chairman and CEO for companies of the MSCI EAFE index, which represents the world’s largest companies that are expected to be held to higher standards

13. Denmark - Discharge of Management and Board

We vote AGAINST proposals to abolish the authority of the general meeting to vote on discharge of the board and management since proposals to withhold discharge are regarded by international investors as an important means by which they may express serious concern of management and board action

14. Sweden - Director Elections/Labor Representatives

a.	For all Swedish MSCI EAFE companies, we vote AGAINST the election of nonindependent executive directors if less than 50 percent of the shareholder-elected members are independent non-executive directors.

b.	In addition, for Swedish MSCI EAFE companies with labor representatives on the board of directors, we will apply Criterion (1) above, PLUS require that at least one-third of the total board (shareholder-elected members and labor representatives) be independent non-executive directors.

15. Israel - Director and Auditor Indemnification

We evaluate proposals on director and officer indemnification and liability protection on a CASE-BY-CASE basis.

a.	We vote AGAINST proposals that would:

i.	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care;

ii.	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness;

iii.	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

b.	We vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful: 1) if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and 2) if only the director’s legal expenses would be covered.

c.	For the issue of Indemnification and Liability Agreements with D/O, which is more common than proposals to amend bylaws, resolutions are frequently proposed to permit the companies to enter into new indemnification agreements with certain officers. We SUPPORT such requests if a company’s bylaws allow indemnification to such levels as allowed for under the Companies Law

16. Japan

We vote AGAINST the reelection of directors who fail to attend at least 75 percent of board meetings, unless the company discloses a legitimate reason for poor attendance. The same policy will be applied to statutory auditors.

17. Germany

a.	For core companies with employee representatives on supervisory board: We vote AGAINST any non-independent director if less than one-third of the supervisory board is independent.

b.	For core companies without employee representatives: We vote AGAINST any non-independent director if less than one-half of the supervisory board is independent.

c.	We vote AGAINST supervisory board nominees in they hold more than a total of five supervisory board or foreign board of director seats and serve in an executive role at another company.

18. Spain

We vote AGAINST non-independent directors (excluding the CEO) for all core companies where the board is not at least one-third independent.

We vote AGAINST the routine election and reelection of directors if they are bundled under a single voting item.

19. United Kingdom

We consider on a CASE-BY-CASE basis the re-election of the Chairman of the board. In situations where he or she has direct responsibility for failure to comply with (or to explain satisfactorily) the Code, we vote ABSTAIN, or, if such an option is unavailable, we vote CONTENTIOUS FOR, or AGAINST.

20. Tax Havens

a.	For US companies we apply the US guidelines.

b.	For foreign private issuers, we vote AGAINST affiliated outsiders on the audit committee.

c.	Truly foreign companies that do not have a U.S. listing will be evaluated under the corporate governance standards of their home market.

d.	For uniquely structured shipping companies we vote AGAINST executive nominees when the company has not established a compensation committee when i) the company does not pay any compensation to its executive officers; ii) any compensation is paid by a third party under a contract with the company.

e.	We vote AGAINST affiliated outsider directors on the audit, compensation, and nominating committees.

f.	We vote AGAINST inside directors and affiliated outside directors for foreign private issuers that trade exclusively in the United States but fail to establish a majority independent board.

II. Proxy Contests

A.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

i.	long-term financial performance of the target company relative to its industry;

ii.	management’s track record;

iii.	background to the proxy contest;

iv.	qualifications of director nominees (both slates);

v.	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

vi.	stock ownership positions.

B.	Reimburse Proxy Solicitation Expenses

We vote AGAINST proposals to provide full reimbursement for dissidents waging a proxy contest.

III. Auditors

A.	Ratifying Auditors

1. Proposals to ratify auditors are made on a CASE-BY-CASE basis.

2. We vote AGAINST the ratification of auditors and audit committee members when the company’s non-audit fees ( “other”) are excessive. In circumstances where “other” fees are related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Audit Fees = statutory audit fees + audit related fees + permissible tax services (this excludes tax strategy)

Non-Audit Fees = other fees (ex. consulting)

The formula used to determine if the non-audit fees are excessive are as follows:

Non-audit (“other”) fees > (audit fees + audit-related fees + tax compliance/preparation fees)

3. We vote AGAINST the ratification of auditors if there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4. We WITHHOLD votes from audit committee members when the company’s non-audit fees (ex. consulting) are greater than 50% of total fees paid to the auditor. RIM may take action against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

5. We WITHHOLD votes from audit committee members when auditor ratification is not included on the proxy ballot.

B.	Italy - Director and Auditor Indemnification

Proposals seeking indemnification and liability protection for directors and auditors

1. Votes are made on a CASE-BY-CASE basis to indemnify directors and officers, and we vote AGAINST proposals to indemnify external auditors.

2. We vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

C.	MSCI EAFE Companies - Auditor Fee Disclosure

1. We vote FOR auditor ratification and/or approval of auditors’ fees, unless: Auditors’ fees for the previous fiscal year are not disclosed and broken down into at least audit and non-audit fees.

2. The fees must be disclosed in a publicly available source, such as the annual report or company Web site. If approval of auditors’ fees and auditor ratification are two separate voting items, a vote recommendation of AGAINST would apply only to the fees, not to the auditor ratification.

IV. Proxy Contest Defenses

A.	Board Structure: Staggered vs. Annual Elections

1. We vote AGAINST proposals to classify the board.

2. We vote FOR proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

1. We vote AGAINST proposals that provide that directors may be removed only for cause.

2. We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

3. We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

4. We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C.	Cumulative Voting

1. We vote AGAINST proposals to eliminate cumulative voting.

2. We generally vote FOR proposals to restore or permit cumulative voting unless there are compelling reasons to recommend AGAINST the proposal, such as:

a.	the presence of a majority threshold voting standard with a carve-out for plurality in situations where there are more nominees than seats, and a director resignation policy to address failed elections;

b.	a proxy access provision in the company’s bylaws, or a similar structure that allows shareholders to nominate directors to the company’s ballot

3. We vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

D.	Shareholder Ability to Call Special Meetings

1. We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

2. We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

1. We vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

2. We vote FOR proposals to allow or make easier shareholder action by written consent.

F.	Shareholder Ability to Alter the Size of the Board

1. We vote FOR proposals that seek to fix the size of the board.

2. We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

3. We vote AGAINST proposals seeking to amend the company’s board size to fewer than five seats or more than fifteen seats.

V. Tender Offer Defenses

A.	Poison Pills

1. We generally vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless:

a.	A shareholder-approved poison pill is in place.

b.	The company has adopted a policy specifying that the board will only adopt a shareholder rights plan if either:

i.	Shareholders have approved the adoption of the plan, or

ii.	The board determines that it is in the best interest of shareholders to adopt a pill without the delay of seeking shareholder approval, in which the pill will be put to a vote within 12 months of adoption or it will expire.

2. We vote FOR shareholder proposals to redeem a company’s poison pill.

3. We vote AGAINST management proposals to ratify a poison pill.

B.	Poison Pills (Japan)

We vote on a CASE-BY-CASE basis and will only SUPPORT resolutions if:

i.	The decision to trigger the pill is made after an evaluation of the takeover offer by a committee whose members are all independent of management.

ii.	The pill will not be triggered unless the potential acquirer has purchased a stake of at least 20% of issued share capital.

iii.	The effective duration of the poison pill is for a maximum of three years.

iv.	The board includes at least 20% (but no fewer than two) independent directors, and the directors are subject to annual election by shareholders.

v.	The company has disclosed under what circumstances it expects to make use of the authorization to issue warrants and has disclosed what steps it is taking to address the vulnerability to a takeover by enhancing shareholder value.

vi.	There are no other protective or entrenchment tools.

vii.	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

C.	Fair Price Provisions

1. We vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

2. We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

D.	Greenmail

1. We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

2. We review on a CASE-BY-CASE basis anti-greenmail proposal when they are bundled with other charter or bylaw amendments.

E.	Pale Greenmail

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

F.	Unequal Voting Rights

1. We vote AGAINST dual class exchange offers.

2. We vote AGAINST dual class recapitalizations.

G.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

1. We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

2. We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

H.	Supermajority Shareholder Vote Requirement to Approve Mergers

1. We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

2. We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

I.	White Squire Placements

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

J.	Protective Preference Shares

We evaluate these proposals on a CASE-BY-CASE basis and will only support resolutions if:

i.	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of ISS’ categorization rules and the Dutch Corporate Governance Code.

ii.	No call/put option agreement exists between the company and the foundation.

iii.	There is a qualifying offer clause or there are annual management and supervisory board elections.

iv.	The issuance authority is for a maximum of 18 months.

v.	The board of the company-friendly foundation is independent.

vi.	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

vii.	There are no priority shares or other egregious protective or entrenchment tools.

viii.	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

ix.	Art 2:359c Civil Code of the legislative proposal has been implemented.

VI. Miscellaneous Governance Provisions

A.	Confidential Voting

1. We vote FOR shareholder proposals that request corporations to adopt confidential voting, to use independent tabulators, and to use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

2. We vote FOR management proposals to adopt confidential voting.

B.	Equal Access

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.	Bundled Proposals

We review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote AGAINST the proposals. If the combined effect is positive, we SUPPORT such proposals.

D.	Shareholder Advisory Committees

We vote AGAINST proposals to establish a shareholder advisory committee.

E.	Related Party Transaction Auditor Reports (France)

We will evaluate on a CASE-BY-CASE basis considering 1) adequate disclosure, 2) sufficient justification on apparently unrelated transactions, 3) fairness option (if applicable), and 4) any other relevant information.

F.	Adjourn Meeting Requests to Solicit Additional Proxies to Approve Merger Agreement

We will vote FOR this when:

i.	we support the underlying merger proposal

ii.	the company provides a compelling reason and

iii.	the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction that we support.

G.	Related-Party Transactions (France)

Management proposals to approve the special auditor’s report regarding regulated agreements

1. We evaluate these proposals on a CASE-BY-CASE basis taking into consideration the individuals concerned in the agreement, detailed content of the agreement, and convened remuneration.

2. We vote AGAINST if the report is not available 21 days prior to the meeting date, or if the report contains an agreement between a non-executive director and the company for the provision of consulting services.

3. We vote FOR if the report is not available 21 days prior to the meeting date, but the resolution states that there are none.

VII. Capital Structure

A.	Common Stock Authorization

1. We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

2. We vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

3. We vote AGAINST proposals which request increases in the number of authorized shares over a level 50 % above currently authorized shares, after taking into account any stock split or financing activity, without specific reasons.

B.	Capital Issuance Requests

1. General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

a.	We vote FOR general issuance requests with preemptive rights for up to 50% of a company’s outstanding capital.

b.	We vote FOR general issuance requests without preemptive rights for up to 10% of a company’s outstanding capital.

c.	We vote AGAINST global company issuances without preemptive rights over 10% of a company’s outstanding capital.

2. Specific issuance requests will be judged on their individual merits.

3. Protective Preference Shares (Netherlands)

Management proposals to approve protective preference shares to company-friendly foundations:

We will evaluate these proposals on a CASE-BY-CASE basis and will only support resolutions if:

a.	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of ISS’ categorization rules and the Dutch Corporate Governance Code.

b.	No call/put option agreement exists between the company and the foundation.

c.	There is a qualifying offer clause or there are annual management and supervisory board elections.

d.	The issuance authority is for a maximum of 18 months.

e.	The board of the company-friendly foundation is independent.

f.	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

g.	There are no priority shares or other egregious protective or entrenchment tools.

h.	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

i.	Art 2:359c Civil Code of the legislative proposal has been implemented.

C.	Stock Distributions: Splits and Dividends

We vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance in terms of shareholder returns.

D.	Reverse Stock Splits

1. We vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

2. We vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

E.	Preferred Stock

1. We vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

2. We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

3. We vote FOR proposals to authorize preferred stock in cases where the company specifies that the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

4. We review on a CASE-BY-CASE BASIS proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

F.	Adjustments to Par Value of Common Stock

We vote FOR management proposals to reduce the par value of common stock.

G.	Preemptive Rights

1. We vote FOR proposals to create preemptive rights.

2. We vote AGAINST proposals to eliminate preemptive rights.

H.	Debt Restructurings

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

i.	Dilution: How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

ii.	Change in Control: Will the transaction result in a change in control of the company?

iii.	Bankruptcy: Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.	Share Repurchase Programs

1. We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

2. We vote AGAINST repurchase authorization clearly intended to thwart a takeover.

J.	Share Repurchase Programs to Fund Stock Option Plans

1. Spain

We vote AGAINST proposals to repurchase shares in connection with stock option plans when no information associated with the plan is available prior to the general meeting. However, we will maintain our stance on routine repurchases if it is disclosed that there is no connection.

2. Portugal

We will consider this item on a CASE-BY-CASE basis and will take into consideration whether information associated with the plan is available prior to the general meeting, and if there is any improvement in disclosure around option plans.

K.	Additional Share Repurchase Programs

1. Denmark

Repurchase of shares in lieu of dividends – We will consider this item on a CASE-BY-CASE basis considering tax benefits and cost savings.

2. Germany and Italy

Repurchase shares using put and call options – We will vote FOR provided the company details:

a.	authorization is limited to 18 months

b.	the number of shares that would be purchased with call options and/or sold with put options is limited to a max of 5% of TSO
c.	an experienced financial institution is responsible for the trading

d.	the company has a clean track record regarding repurchases.

L.	Netherlands - Remuneration Report

Management is required to put its remuneration policy up for a binding shareholder vote. We will evaluate this item using principles of the Dutch Corporate Governance Code.

Netherlands - Protective Preference Shares: Proposals to approve protective preference shares

We vote on a CASE-BY-CASE basis. In general, we vote FOR protective preference shares (PPS) only if:

i.	The supervisory board needs to approve an issuance of shares whilst the supervisory board is independent within the meaning of ISS’s categorization rules and the Dutch Corporate Governance Code (i.e. a maximum of one member can be non-independent);

ii.	No call / put option agreement exists between the company and a foundation for the issuance of PPS;

iii.	The issuance authority is for a maximum of 18 months;

iv.	The board of the company friendly foundation is fully independent;

v.	There are no priority shares or other egregious protective or entrenchment tools;

vi.	The company states specifically that the issue of PPS is not meant to block a takeover, but will only be used to investigate alternative bids or to negotiate a better deal;

vii.	The foundation buying the PPS does not have as a statutory goal to block a takeover;

viii.	The PPS will be outstanding for a period of maximum 6 months (an EGM must be called to determine the continued use of such shares after this period)

M.	Tracking Stock

We vote on the creation of tracking stock on a CASE-BY-CASE basis, weighing the strategic value of the transaction AGAINST such factors as:

i.	adverse governance charges

ii.	excessive increases in authorized capital stock

iii.	unfair method of distribution

iv.	diminution of voting rights

v.	adverse conversion features

vi.	negative impact on stock option plans

vii.	other alternatives such as spinoff

N.	“Going Dark” Transactions

We vote these proposals on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to:

i.	Whether the company has attained benefits from being publicly traded.

ii.	Cash-out value

iii.	Balanced interests of continuing vs. cashed-out shareholders

iv.	Market reaction to public announcement of transaction

VIII. Executive and Director Compensation

1. Votes with respect to compensation plans are determined on a CASE-BY-CASE basis.

2. We vote AGAINST plans that contain:

a.	Voting power dilution greater than 10%

b.	Plans that provide too much discretion to directors

c.	Plans that reflect exercise price of less than 100% of market value. (Note: For broad-based employee plans, we will accept 15% discount)

d.	Plans that allow the repricing of underwater stock options without shareholder approval

e.	Plans that lack option expensing

A.	Management Proposals Seeking Approval to Reprice Options

We vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

B.	Director Compensation

We vote on stock-based plans for directors on a CASE-BY-CASE basis.

C.	Employee Stock Purchase Plans

1. We vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

2. We vote on non-qualified employee stock purchase plans on a CASE-BY-CASE basis but will APPROVE plans considering the following criteria:

a.	Broad-based participation (all employees excluding individuals with 5% or more of beneficial ownership)

b.	Limits on employee contribution, either fixed dollar or percentage of salary

c.	Company matching contribution up to 25%

d.	No discount on the stock price on the date of purchase since there is a company matching contribution

3. Canada

We vote on employee stock purchase plans on a CASE-BY-CASE basis and will APPROVE plans considering the following criteria:

a.	Broad-based participation (all employees excluding individuals with 5% or more of beneficial ownership)

b.	No discount on the stock price on the date of purchase since there is a company matching contribution

D.	OBRA-Related Compensation Proposals:

1. Amendments that Place a Cap on Annual Grants or Amend Administrative Features

We vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

2. Amendments to Added Performance-Based Goals

a.	We vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

b.	We vote FOR plans that support full disclosure and linking compensation to performance goals that impact the long-term performance of the firm (e.g. compliance with environmental/EPA regulations, labor supplier standards or EEOC laws).

3. Amendments to Increase Shares and Retain Tax Deductions under OBRA

We evaluate votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) on a CASE-BY-CASE basis.

4. Approval of Cash or Cash-and-Stock Bonus Plans

a.	We vote on cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA on a CASE-BY-CASE basis.

b.	We generally vote AGAINST plans with excessive awards ($2 million cap).

E.	Shareholder Proposals to Limit Executive and Director Pay

1. We generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

2. We vote AGAINST all other shareholder proposals that seek to limit executive and director pay.

F.	Golden and Tin Parachutes

1. We vote FOR shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification.

2. We vote AGAINST golden parachutes.

G.	Employee Stock Ownership Plans (ESOPs)

We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding shares).

H.	401(k) Employee Benefit Plans

We vote FOR proposals to implement a 401(k) savings plan for employees.

I.	Pension Plan Income and Performance-Based Compensation

Generally we vote FOR proposals to exclude earnings on assets of company sponsored pension plans in determining executive and director compensation. Our position generally does not view the following factors as relevant: 1) the amount of pension plan earnings, and 2) the percentage, if any, such pension plan earnings contribute to the company’s pre-tax earnings.

J.	Indexed Options and Performance Vested Restricted Stock

We generally vote FOR indexed options and performance vested restricted stock.

K.	Burn Rate

We vote AGAINST equity plans that have high average three-year burn rate defined as 1) the company’s most recent three-year burn rate that exceeds one standard deviation of its GICS segmented by Russell 3000 index and non-Russell 3000 Index, OR 2) the company’s most recent three-year burn rate that exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, we shall apply a premium on full value awards for the past three fiscal years.

L.	Transferable Stock Options

1. We will generally vote FOR TSO awards within a new equity plan if the total cost of the company’s equity plans is less than the company’s allowable cap, assuming all other conditions have been met to receive a FOR recommendation. The TSO structure must be disclosed and amendments to existing plans should make clear that only options granted post-amendment shall be transferable.

2. One-time transfers will be evaluated on a CASE-BY-CASE basis, giving consideration to the following:

•	Executive officers and non-employee directors should be excluded from participating.

•	Stock options must be purchased by third-party financial institutions at a discount to their fair value using an appropriate financial model.

There should be a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

M.	Supplemental Executive Retirement Plan (SERPs)

We evaluate on a CASE-BY-CASE basis Shareholder proposal to limit ‘covered compensation’ under their SERP plan to no more than 100% of a senior executive’s salary, considering the company’s current SERP plan.

N.	Pay-for-Superior-Performance

We evaluate Shareholder proposals to establish a pay-for-superior-performance standard on a CASE-BY-CASE basis considering the company’s current pay-for-performance practices.

O.	Executive Compensation Advisory Proposal (Say on Pay)

We evaluate shareholder proposals to ratify the compensation of the company’s named executive officers (NEOs) on an annual basis on a CASE-BY-CASE basis considering the following global principles:

i.	maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

ii.	avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

iii.	maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

iv.	provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

v.	avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

In the U.S. market, we also consider the following in the context of each company’s specific circumstances, and the board’s disclosed rationale for its practices:

iv.	Assessment of performance metrics relative to business strategy

v.	Evaluation of peer groups used to set target pay or award opportunities

vi.	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

vii.	Assessment of disparity between total pay of the CEO and other NEOs

viii.	Balance of fixed versus performance-driven pay

ix.	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

x.	Evaluation of information and board rationale about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

xi.	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority supported shareholder proposals on executive pay topics).

P.	Pre-Arranged Trading Plans (10b5-1 Plans)

We generally vote FOR shareholder proposals calling for certain principles regarding the use of pre-arranged trading plans (10b5-1 plans) for executives. These principles include:

i.	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K

ii.	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board

iii.	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan

iv.	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan An executive may not trade in company stock outside the 10b5-1 Plan.

v.	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive

Q.	Share Buyback Holding Periods

We vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. We will, however, vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

R.	Tax Gross-Up Proposals

We vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

S.	Reimbursement of Expenses Incurred from Candidate Nomination Proposal

We evaluate Shareholder proposals to amend the company’s bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation’s board of directors on a CASE-BY-CASE basis considering the company’s current reimbursement practices.

T.	Compensation Issue in Non-US Companies

1. Finland - Stock Options

a.	We vote AGAINST these proposals; however, an exception will be made if a company proposes to reduce the strike price by the amount of future special dividends only.

b.	We vote FOR proposals that provide proportionate adjustments to outstanding awards as a result of a special cash dividend or any other future distribution of assets other than a normal cash dividend.

2. Germany - Remuneration Disclosure

We vote AGAINST management proposals authorizing the board not to disclose remuneration schemes for five years

3. Sweden - Remuneration Report

We vote AGAINST management proposals to approve the remuneration report if:

a.	The potential dilution from equity-based compensation plans exceeds ISS guidelines.

b.	Restricted stock plans and matching share plans do not include sufficiently challenging performance criteria and vesting periods.

c.	The remuneration report was not made available to shareholders in a timely manner.

d.	Other concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy.

4. Sweden, Norway - Matching Share Plans

We will evaluate such plans on a CASE-BY-CASE basis.

a.	For every matching share plan, ISS will require a holding period.

b.	For plans without performance criteria, the shares must be purchased at market price.

c.	For broad-based plans directed at all employees, ISS accepts a 1:1 arrangement - that no more than one free share will be awarded for every share purchased at market value.

d.	For plans directed at executives, we require that sufficiently challenging performance criteria are attached to the plan. Higher discounts demand proportionally higher performance criteria.

e.	The dilution of the plan when combined with the dilution from any other proposed or outstanding employee stock matching plans must comply with ISS’ guidelines.

5. Japan - Director Stock Options

We vote FOR “evergreen” director option plans as long as the contemplated level of annual dilution is less than 0.5%; so that it would take more than 10 years of grants for dilution to exceed our guidelines. (Where the company has outstanding options from other plans, or proposes to grant additional options to employees below board level, these must be factored into the calculation.)

U.	Canadian Equity Compensation Plans, TSX Issuers

1. Change-in-Control Provisions

We generally vote AGAINST a proposal to add or amend a CIC provision under an equity-based compensation plan if the acceleration and/or cash-out of unvested awards is only triggered by a single event, that is, solely by the occurrence of a change in control transaction as defined in the plan (which should require consummation of such transaction, not simply its approval by shareholders), as opposed to a double triggering event which also includes termination or adverse change in status of employment.

Where approval of a CIC provision is sought as part of a bundled proposal, ISS Canada may recommend a vote AGAINST the entire bundled proposal due to an unacceptable CIC provision.

2. Amendment Procedures

We generally vote AGAINST the approval of proposed Amendment Procedures that do not require shareholder approval for the following types of amendments under any security based compensation arrangement, whether or not such approval is required under current regulatory rules:

a.	Any increase in the number (or percentage in the case of rolling plans) of shares reserved;

b.	Any reduction in exercise price or cancellation and reissue of options;

c.	Any amendment that extends the term of an award beyond the original expiry;

d.	Amendments to eligible participants that may permit the introduction or reintroduction of non-employee directors on a discretionary basis;

e.	Any amendment which would permit equity based awards granted under the Plan may be transferable or assignable other than for normal estate settlement purposes

3. Employee Share Purchase Plans, Amendment procedures

We generally vote AGAINST proposals to approve Share Purchase Plan Amendment Procedures if discretion is given to amend any of the following acceptable criteria:

a.	Limit on employee contribution (expressed as a percentage of base salary excluding bonus, commissions and special compensation);

b.	Purchase price is at least 80 percent of fair market value with no employer contribution; OR

c.	No discount purchase price with maximum employer contribution of up to 20% of employee contribution

d.	Offering period is 27 months or less; and

e.	Potential dilution together with all other equity-based plans is ten percent of outstanding common shares or less.

If shareholder approval is sought for a new Share Purchase Plan, the above criteria must apply and not be subject to future amendment under Plan amendment provisions without further shareholder approval or we will generally vote AGAINST approval of the Plan.

IX. State of Incorporation

A.	Voting on State Takeover Statutes

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a CASE-BY-CASE basis.

X. Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

i.	anticipated financial and operating benefits;

ii.	offer price (cost vs. premium);

iii.	prospects of the combined companies;

iv.	how the deal was negotiated;

v.	changes in corporate governance and their impact on shareholder rights;

vi.	change-in-control payments to executive officers and possible conflicts of interest; and

vii.	potential legal or environmental liability risks associated with the target firm

B.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C.	Spin-offs

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We vote FOR changing the corporate name.

XI. Corporate Governance and Conduct

In general, we support shareholder proposals that promote good corporate citizenship while enhancing long-term shareholder value. Proposals that present an egregious economic impact will not be supported.

1.	We SUPPORT the adoption of labor standards and codes of conduct for foreign and domestic suppliers as ways to protect brands and manage risk.

2.	We SUPPORT reporting on countries with human rights abuses as ways to protect and manage risk.

3.	We SUPPORT CERES Principles, environmental reporting and MacBride Principles.

4.	We SUPPORT high-performance workplace standards.

5.	We SUPPORT fair lending guidelines and disclosure at financial companies.

6.	We SUPPORT reporting on equal opportunity and diversity.

7.	We OPPOSE resolutions that would fundamentally affect company performance and competitive increase of shareholder value.

8.	We OPPOSE shareholder proposals requesting the adoption of specific charter language regarding board diversity unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

9.	We OPPOSE shareholder proposals for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless: a) new legislation is adopted allowing development and drilling in the ANWR; b) the company intends to pursue operations in the ANWR, c) the company does not currently disclose an environmental risk report for their operations in the ANWR.

10.	We OPPOSE shareholder proposals requesting a reduction in greenhouse gas emissions unless the company significantly lags behind industry standards or has been the subject of recent, substantial controversy on this issue.

11.	We OPPOSE shareholder proposals on investing in renewable energy sources.

12.	We review proposals requesting information on a company’s lobbying initiatives on a CASE-BY-CASE basis taking into account significant controversy or litigation surrounding public policy activities, the current level of disclosure and the impact the policy issue may have on company’s business.

13.	We review on a CASE-BY-CASE basis proposals requesting a company report on its energy efficiency policies, considering: a) the current level of disclosure related to energy efficiency policies, initiatives, and performance measures; b) level of participation in voluntary efficiency programs; c) compliance with applicable legislation and regulations; d) the company’s policies and initiatives relative to industry peers; and e) the cost associated with the proposed initiative.

14.	We review on a CASE-BY-CASE basis proposals requesting disclosure and implementation of internet privacy and censorship policies and procedures, considering: a) the level of disclosure of policies relating to privacy, freedom of speech, internet censorship and government monitoring; b) dialogue with governments and/or relevant groups; c) scope of involvement and investment in markets that maintain government censorship or internet monitoring; d) market-specific laws or regulations applicable to this issue that may be imposed on the company; e) level of controversy or litigation related to the company’s international human rights policies; and f) the cost associated with the proposed initiative.

15.	We review on a CASE-BY-CASE basis proposals requesting reports outlining the potential community impact of company operations in specific regions considering: a) current disclosure of applicable risk assessment reports and risk management procedures; b) impact of regulatory non-compliance, litigation, or reputational loss that may be associated with failure to manage the operations in question; c) the nature, purpose, and scope of operations in the specific region; d) the degree to which company policies and procedures are consistent with industry norm; and e) the cost associated with the initiative.

16.	We review on a CASE-BY-CASE requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise, taking into account: a) the nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption; b) current disclosure of applicable risk assessment(s) and risk management procedures; c) compliance with US sanctions and laws; d) consideration of other international policies, standards, and laws; e) recent involvement in significant controversies or violations in “high risk” markets; and f) the cost associated with the initiative.

17.	We SUPPORT proposals requesting company reporting on its policies, initiatives/procedures and oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain, UNLESS: a) the company already discloses similar information through existing reports or policies such as a Supplier Code of Conduct and/or a sustainability report; or b) the company is in compliance with all applicable regulations and guidelines; or c) there is no existence of significant violations and/or fines related to toxic materials.

18.	We review on a CASE-BY-CASE requests for company reports on risks associated with their operations and/or facilities, considering: a) the company’s compliance with applicable regulations and guidelines; b) level of existing disclosure related to security and safety policies, procedures, and compliance monitoring; and c) existence of recent, significant violations, fines, or controversy related to the safety and security of the company’s operations and/or facilities.

THE RBB FUND, INC.

PEA 128

PART C: OTHER INFORMATION

Item 23.	EXHIBITS

(a)		Articles of Incorporation.

	(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No.33-20827) filed on July 18, 2006.

(44)	Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on
December 14, 2006.

	(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(47)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No.33-20827) filed on July 13, 2007.

	(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No.33-20827) filed on July 17, 2007.

	(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No.33-20827) filed on September 4, 2007.

	(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No.123 to the Registrant’s Registration Statement (No.33-20827) filed on December 17, 2007.

	(54)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are filed herewith.

(b)		By-Laws.

	(1)	By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)		Instruments Defining Rights of Security Holders.

	(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(4)	Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(5)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(6)	Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(7)	Amendment to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(8)	Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(9)	Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(10)	Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

	(11)	Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(12)	Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(13)	Investment Advisory Agreement (Robeco WPG Large Cap Growth Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(14)	Investment Advisory Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between
Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No.
100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(15)	Contractual Fee Waiver Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) dated April 29, 2005 between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(16)	Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(17)	Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(18)	Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(19)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(20)	Investment Advisory Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(21)	Investment Advisory Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(22)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) dated December 10, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(23)	Contractual Fee Waiver Agreement (Schneider Value Fund) dated December 10, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(24)	Contractual Fee Waiver Agreement (Bogle Small Cap Growth Fund) dated October 13, 2008, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(25)	Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(26)	Contractual Fee Waiver Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between
Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective
Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(27)	Form of Contractual Fee Waiver Agreement (Marvin & Palmer Large Cap Growth Fund) between Registrant and Marvin & Palmer Associates, Inc. is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

	(28)	Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(29)	Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(30)	Form of Investment Advisory Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(31)	Form of Investment Advisory Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(32)	Form of Contractual Fee Waiver Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

	(2)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(3)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(4)	Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(5)	Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	(6)	Distribution Agreement Supplement (Robeco WPG Large Cap Growth Fund – Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(7)	Distribution Agreement Supplement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund -
Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-
Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(8)	Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

	(9)	Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

	(10)	Distribution Agreement Supplements (Free Market U.S. Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(11)	Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(12)	Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(13)	Form of Distribution Agreement Supplement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(14)	Form of Distribution Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(15)	Form of Distribution Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(16)	Form of Distribution Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

	(2)	Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)		Custodian Agreements.

	(1)	Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank,
dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to
Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on
October 30, 1998.

(3)	Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)	Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

(6)	Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(7)	Custodian Agreement Supplement (Boston Partners Bond Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

(8)	Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(9)	Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(10)	Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(11)	Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(13)	Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(14)	Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(16)	Custodian Agreement (Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG
Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between
Registrant and Mellon Trust of New England N.A. is incorporated herein by reference to Post-Effective Amendment
No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(17)	Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(18)	Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(19)	Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(20)	Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(21)	Custodian Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(22)	Custodian Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(23)	Custodian Agreement Supplement (Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(24)	Custodian Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(25)	Custodian Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(26)	Amendment No. 2 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(27)	Custodian Agreement Supplement (Robeco WPG Small Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(28)	Custodian Agreement Supplement (Robeco WPG 130/30 Large Cap Core Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(29)	Form of Custodian Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(30)	Form of Custodian Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(h)		Other Material Contracts.
	(1)	Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(8)	Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(9)	Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

	(10)	Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

	(11)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(12)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(13)	Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and
PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on
September 25, 1997.

(14)	Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(15)	Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(16)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(17)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(18)	Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(19)	Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 33-20827) filed on June 25, 1998.

(20)	Administrative Services Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(21)	Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(22)	Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(23)	Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(24)	Form of Administrative Services Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(25)	Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity))
between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on
May 19, 1999.

(26)	Transfer Agency Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(27)	Administrative Services Agreement (Bogle Small Cap Growth Fund) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(28)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(29)	Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(30)	Administration and Accounting Services Agreement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(31)	Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

(33)	Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(34)	Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(35)	Administrative Services Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(36)	Transfer Agency Supplement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(37)	Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(38)	Administrative Services Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(39)	Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-
Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(40)	Administrative Services Agreement Supplement (Boston Partners Funds - Investor Shares) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(41)	Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(42)	Regulatory Administration Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(43)	Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(44)	Administrative Services Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(45)	Administrative Services Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(46)	Transfer Agency Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(47)	Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(48)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Large Cap Growth Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(49)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(50)	Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(51)	Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(52)	Administrative Services Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No.
33-20827) filed on November 25, 2005.

(53)	Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(54)	Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(55)	Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(56)	Administrative Services Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(57)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No.33-20827) filed on December 14, 2006.

(58)	Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(59)	Interim Delegation Agreement (Money Market Portfolio) between Registrant, PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(60)	Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(61)	Amended Schedule A to Regulatory Administration Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(62)	Form of Administrative Services Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(63)	Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(64)	Administrative Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(65)	Form of Administrative Services Agreement Supplement (Free Market U.S. Equity Fund, Free Market International
Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on
June 1, 2007.

(66)	Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(67)	Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(68)	Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(69)	Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(70)	Form of Administrative Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(71)	Form of Administrative Services Agreement Supplement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(72)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(73)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(74)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(75)	Services Agreement pursuant to Rule 22c-2 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(76)	Form of Transfer Agency Agreement Supplement (Red Flags Amendment) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(77)	Form of Administrative Services Agreement Supplement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(78)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(79)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(80)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(i)	(1)	Opinion and Consent of Counsel is filed herewith.

	(2)	Consent of Counsel is filed herewith.

(j)	(1)	None.

(k)		None.

(l)		Initial Capital Agreements.

	(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(4)	Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

	(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(7)	Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (Boston Partners Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

	(8)	Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(9)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(10)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston
Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective
Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(11)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Purchase Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(13)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(14)	Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Purchase Agreement (Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(16)	Purchase Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(17)	Purchase Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(18)	Purchase Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(19)	Purchase Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No.124 to the Registrant’s Registration Statement (No.33-20827) filed on December 28, 2007.

(20)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(21)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(22)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(23)	Form of Purchase Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(24)	Form of Purchase Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(25)	Form of Purchase Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

	(26)	Form of Purchase Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is filed herewith.

(m)	Rule 12b-1 Plan.

	(1)	Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

	(7)	Plan of Distribution (Boston Partners Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

	(8)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

	(9)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

	(10)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

	(11)	Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(12)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

	(13)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(14)	Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

	(15)	Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

	(16)	Plan of Distribution Agreement pursuant to Rule 12b-1 (Robeco WPG 130/30 Large Cap Core Fund f/k/a/ Robeco WPG Large Cap Growth Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

	(17)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(18)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(19)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(20)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(21)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(22)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(23)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Global Active Fund – Investor Class) is filed herewith.

	(24)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Themes Fund – Investor Class) is filed herewith.

(n)	Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(p)	Code of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

	(2)	Code of Ethics of Boston Partners Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(3)	Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(4)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No.127 to the Registrant’s Registration Statement (No.33-20827) filed on December 29, 2008.

(5)	Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(6)	Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(7)	Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No.125 to the Registrant’s Registration Statement (No.33-20827) filed on February 27, 2008.

(8)	Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(9)	Code of Ethics of Marvin & Palmer Associates, Inc., is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(10)	Code of Ethics of Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(11)	Code of Ethics of Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 25.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC Bank”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC Bank against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, LLC (“Boston Partners”), incorporated herein by reference to exhibits (d)(4), (d)(6), (d)(7), (d)(8), and (d)(10), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits (d)(14) and (d)(15) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. (“PFPC”), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) and incorporated herein by reference as exhibit (d)(13) provides for the indemnification of Hilliard against certain losses, dated April 29, 2008.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibits (d)(5) and (d)(11) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, dated August 12, 2008 and incorporated herein by reference as exhibit (d)(18) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) dated March 5, 2007 and incorporated herein by reference as exhibit (d)(21) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Abundance Technologies, Inc., (“Abundance”) dated December 31, 2007 and incorporated herein by reference as exhibit (d)(22) provides for the indemnification of Abundance against certain losses.

Section 13 of each of the Investment Advisory Agreements between the Registrant and Sustainable Asset Management USA., (“SAM”) dated October 1, 2007 and incorporated herein by reference as exhibits (d)(23) and (d)(24) provides for the indemnification of SAM against certain losses.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	BlackRock Institutional Management Corporation:

BlackRock Institutional Management Corporation’s (“BIMC”) principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940, as amended and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Financial Management, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC New York, NY	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Financial Management, Inc., New York, NY	President and Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President and Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman and Director	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited, London, England	Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investmen Manageme (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

Name and Position with BlackRock Institutional Management Corporation	Other Company	Position with Other Company
	Grosvenor Alternate Partner Limited, London, England	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Laurence J. Carolan, Managing Director and Director	BlackRock, Inc., New York, NY	Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Managing Director and Director

	BlackRock Advisors, LLC, Wilmington, DE	Managing Director and Director

John P. Moran, Managing Director and Director	BlackRock, Inc., New York, NY	Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Managing Director and Director

	BlackRock Advisors, LLC, Wilmington, DE	Managing Director and Director

	BlackRock Investments, Inc., New York, NY	Managing Director and President

Mark G. Steinberg, Managing Director and Director	BlackRock Capital Management, Inc., Wilmington, DE	Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Managing Director

	BlackRock Investments, Inc., New York, NY	Managing Director

2.	Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

3.	Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

Name and Position with Schneider	Other Company	Position With Other Company
Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President

Steven J. Fellin Sr. Vice President, Chief Operating & Financial Officer Chief Compliance Officer	Turnbridge Management Partners Corp.	Vice President

4.	Robeco Investment Management , Inc.

The sole business activity of Robeco Investment Management, Inc. LLC (“RIM”), 909 Third Avenue, New York 10022, is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Robeco Investment Management, Inc. is as follows:

Name and Position with RIM	Other Company	Position With Other Company
William J. Kelly Senior Managing Director, Chairman	Charles River Arc	Board Member

Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	St. Sebastian School	Trustee

Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	None	None

William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	None	None

Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	None	None

Paul D. Heathwood Senior Managing Director	None	None

George Moeller Director	None	None

Franciscus L. Kusse Director	None	None

Cornelis Korthout Director	None	None

Leni M. Boeren Director	None	None

5.	Hilliard Lyons Research Advisors:

Hilliard Lyons Research Advisors is located at 500 West Jefferson Street, Louisville, Kentucky 40202. Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, LLC. (“Hilliard”). Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer. Hilliard is owned by HL Financial Services, LLC which is owned by Houchens Industries, Inc. and by employees of Hilliard and its affiliates as well as a limited number of outside investors.

Information as to the directors and executive officers of Hilliard is as follows:

Name and Position with Hilliard	Other Company	Position With Other Company
James M. Rogers Executive Vice President, Chief Operating Officer and Director	None	None

James R. Allen President, Chief Executive Officer and Director	None	None

Paul J. Moretti Executive Vice President and Chief Financial Officer	None	None

John R. Bugh Executive Vice President	None	None

Carmella Miller Executive Vice President, Chief Administrative Officer and Director	None	None

6.	Bear Stearns Asset Management Inc.

Bear Stearns Asset Management Inc. (“BSAM”) serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio, the Bear Stearns Ultra Short Income Fund, and the Bear Stearns Multifactor 130/30 US Core Equity Fund. BSAM is located at 237 Park Avenue, New York, New York 10017. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM’s Form ADV is available on the SEC’s website.

Information as to the directors and officers of BSAM is as follows:

Name and Position with BSAM	Other Company	Position With Other Company
Lawrence Unrein Director, Chairman of the Board, Chief Executive Officer, President

Roger Baumann Director	Artisan Advisors LLC	CEO/Founder

Gregory Quental Director	Domus	Director

Brian Morrissey Chief Financial Officer

Nicholas Tsoudis Chief Compliance Officer

7.	Abundance Technologies, Inc.:

The sole business activity of Abundance Technologies, Inc., 5955 Deerfield Blvd., Mason, OH 45040, is to serve as an investment adviser. Abundance Technologies is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Abundance Technologies indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Abundance Technologies	Name of Other Company	Position With Other Company
Mark E Matson President/CEO	Abundance Horizons LLC	50% owner

Michelle Matson Vice President/ Secretary	None	None

A. Lawain McNeil Vice President	None	None

Kenneth R. Craycraft, Jr. Chief Operating Officer/ General Counsel/ Chief Compliance Officer	None	None

8.	Marvin & Palmer Associates, Inc.:

The sole business activity of Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is to serve as an investment adviser. Marvin & Palmer Associates is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Marvin & Palmer Associates indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

Name and Position with Marvin & Palmer Associates	Name of Other Company	Position With Other Company
David F. Marvin Chairman & Chief Executive Officer Director	Cash Management Policy Board Office of the State Treasurer 820 Silver Lake Boulevard Suite 100 Dover, Delaware 19901	Board Member

	Wilmington University Board of Trustees 320 DuPont Highway New Castle, Delaware 19720	Trustee

Stanley Palmer Vice Chairman Director	None	None

Todd D. Marvin President Director	Serviam Girls Academy P. O. Box 7907 Wilmington, Delaware 19803	Board Member

David L. Schaen President Director	None	None

Karen T. Buckley Chief Operating Officer Chief Financial Officer Director	None	None

The Rt. Hon. Lord Moore, P.C. Director	None	None

Madelyn B. Smith Director	University of Puget Sound Endowment Committee 1500 North Warner Street Tacoma, Washington 98416	Committee Member

	Bellarmine Preparatory School Retirement Board 2300 S. Washington Tacoma, Washington 98405-1399	Board Member

9.	Sustainable Asset Management USA, Inc.

The sole business activity of Sustainable Asset Management USA, Inc. (“SAM USA”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.

SAM US is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of SAM US is as follows:

Name and Position with SAM USA	Name of Other Company	Position With Other Company
Hugo Steensma Managing Director & Director	SAM Group Holding AG	Representative USA

Reto Ringger Director & Chairman	SAM Group Holding AG	Director & Chief Executive Officer

Roman Martin Binder Director & Treasurer	SAM Group Holding AG	Chief Operation Officer

Jacques Engeli Chief Compliance Officer	SAM Group Holding AG	Head of Legal & Compliance

Christian Werner Chief Investment Officer	SAM Group Holding AG	Chief Investment Officer

William George Butterly, III Chief Legal Officer	Robeco Investment Management, Inc.	Senior Managing Director, Chief Operating Officer, General Counsel & Chief Compliance Officer

	Robeco Investment Management (UK) Limited	Chief Legal Officer

	Robeco Institutional Asset Management US Inc.	Chief Legal Officer & Chief Compliance Officer

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). As of November 1, 2008, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

HighMark Funds

IndexIQ Trust

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

The Torray Fund

Embarcadero Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007

Michael DeNofrio	Director	April 26, 2007

Steven Turowski	Director	August 30, 2007

T. Thomas Deck	Director	January 3, 2008

Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008

Bruno DiStefano	Vice President	April 11, 2007

Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007

Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008

Rita G. Adler	Chief Compliance Officer	April 11, 2007

Jodi L. Jamison	Chief Legal Officer	April 11, 2007

Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007

John Munera	Anti-Money Laundering Officer	April 11, 2007

Ronald Berge	Assistant Vice President	April 11, 2007

Scott A. Thornton	Assistant Secretary and Assistant Clerk	May 20, 2008

Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007

(c)	Not Applicable.

Item 28.	LOCATION OF ACCOUNTS AND RECORDS

(1)	PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2)	PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as principal underwriter).

(3)	BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4)	PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5)	PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as administrator and accounting agent and Registrant’s Articles of Incorporation, By-Laws and Minute books).

(6)	Robeco Investment Management, Inc. (formerly Boston Partners Asset Management, L.L.C.), 28 State Street, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(7)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(8)	Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(9)	Robeco Investment Management, Inc. (formerly Weiss, Peck & Greer Investments), 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(10)	Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 500 West Jefferson Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(11)	Bear Stearns & Co. Inc., 237 Park Avenue, New York, New York 10017 (records relating to its function as investment adviser).

(12)	Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165 (records relating to its function as investment adviser).

(13)	Abundance Technologies, Inc., 5955 Deerfield Blvd., Mason, OH 45040 (records relating to its function as investment adviser).

(14)	Sustainable Asset Management USA, Inc., 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

Item 29.	MANAGEMENT SERVICES

None.

Item 30.	UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 128 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 26th day of January, 2009.

THE RBB FUND, INC.

By:	/s/ Edward J. Roach
Edward J. Roach
President and Treasurer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

	/s/ Edward J. Roach Edward J. Roach	President (Principal Executive Officer) and Treasurer (Principal Financial and Accounting Officer)	January 26, 2009

	*J. Richard Carnall J. Richard Carnall	Director	January 26, 2009

	*Francis J. McKay Francis J. McKay	Director	January 26, 2009

	*Marvin E. Sternberg Marvin E. Sternberg	Director	January 26, 2009

	*Julian A. Brodsky Julian A. Brodsky	Director	January 26, 2009

	*Arnold M. Reichman Arnold M. Reichman	Director	January 26, 2009

	*Robert Sablowsky Robert Sablowsky	Director	January 26, 2009

	*Robert Straniere Robert Straniere	Director	January 26, 2009

	*Nicholas A. Giordano Nicholas A. Giordano	Director	January 26, 2009

	*Mark A. Sargent Mark A. Sargent	Director	January 26, 2009

*By:	/s/ Edward J. Roach		January 26, 2009
Edward J. Roach
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Francis J. McKay
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Marvin E. Sternberg
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: NOVEMBER 9, 2000

/s/ Julian Brodsky
Julian Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: NOVEMBER 9, 2000

/s/ Arnold Reichman
Arnold Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: NOVEMBER 9, 2000

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: SEPTEMBER 10, 2002

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: JUNE 8, 2006

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Mark A. Sargent, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: SEPTEMBER 21, 2006

/s/ Mark A. Sargent
Mark A. Sargent

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: SEPTEMBER 21, 2006

/s/ Nicholas A. Giordano
Nicholas A. Giordano

PEA 128

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

(a)(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund)

(d)(30)	Form of Investment Advisory Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc.

(d)(31)	Form of Investment Advisory Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(d)(32)	Form of Contractual Fee Waiver Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(e)(15)	Form of Distribution Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc.

(e)(16)	Form of Distribution Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(f)(29)	Form of Custodian Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc.

(f)(30)	Form of Custodian Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(h)(77)	Form of Administrative Services Agreement Supplement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(h)(78)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc.

(h)(79)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(h)(80)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(i)(1)	Legal Opinion and Consent of Drinker Biddle & Reath LLP

(i)(2)	Consent of Drinker Biddle & Reath LLP

(l)(25)	Form of Purchase Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc.

(l)(26)	Form of Purchase Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc.

(m)(23)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Global Active Fund- Investor Class).

(m)(24)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Themes Fund – Investor Class).